    As filed with the Securities and Exchange Commission on August 17, 1999

================================================================================

                                                    1933 Act File No.  333-

                                                    1940 Act File No.  811-09553



                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form N-2

                       (Check appropriate box or boxes)



[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]  Pre-Effective Amendment No. __________


[ ]  Post-Effective Amendment No.  __________

          and


[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   ACT OF 1940

[ ]  Amendment No. __________


                           Nuveen Floating Rate Fund
         Exact Name of Registrant as Specified in Declaration of Trust
                333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
                                (312) 917-7700
              Registrant's Telephone Number, including Area Code

                             Gifford R. Zimmerman
                         Vice President and Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service
                         Copies of Communications to:

            Janet D. Olsen                       Eric Fess
          Bell, Boyd & Lloyd                  Chapman & Cutler
          70 W.  Madison St.                    111 W. Monroe
          Chicago, IL 60602                Chicago, Illinois 60603


                 Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement

                             --------------------

     If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

     It is proposed that this filing will become effective (check appropriate box)

                             --------------------

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

==============================================================================================================================
                                                                                       Proposed Maximum
 Title of Securities Being              Amount         Proposed Maximum Offering      Aggregate Offering        Amount of
        Registered                 Being Registered         Price Per Unit                Price (1)          Registration Fee
------------------------------------------------------------------------------------------------------------------------------
Common Shares of                      2,500 Shares               $10.00                     $25,000               $6.95
Beneficial Interest, $.01 par
 value, Class A

Common Shares of                      2,500 Shares               $10.00                     $25,000               $6.95
Beneficial Interest, $.01 par
 value, Class B

Common Shares of                      2,500 Shares               $10.00                     $25,000               $6.95
Beneficial Interest, $.01 par
 value, Class C

Common Shares of                      2,500 Shares               $10.00                     $25,000               $6.95
Beneficial Interest, $.01 par
 value, Class R
==============================================================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.


     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                                    FS 1-1

                           NUVEEN FLOATING RATE FUND

                               ----------------

                             CROSS REFERENCE SHEET

                              Part A - Prospectus

          Items in Part A of Form N-2                  Location in Prospectus
          ---------------------------                  ----------------------
Item 1.   Outside Front Cover                          Cover Page
Item 2.   Cover Pages; Other Offering Information      Cover Page
Item 3.   Fee Table and Synopsis                       Fund Expenses; Prospectus Summary
Item 4.   Financial Highlights                         Not Applicable
Item 5.   Plan of Distribution                         Cover Page; Prospectus Summary; Use of Proceeds
Item 6.   Selling Shareholders                         Not Applicable
Item 7.   Use of Proceeds                              Use of Proceeds; Investment Objective and Policies; Special
                                                       Risk Considerations

Item 8.   General Description of the Registrant        Prospectus Summary; Special Risk Considerations;
                                                       Fund Expenses; Use of Proceeds; Investment Objective and
                                                       Policies; Purchase of Shares; How to Sell Shares; Special
                                                       Services; Description of the Fund
Item 9.   Management                                   Investment Management and Other Services; Description of the
                                                       Fund;
Item 10.  Capital Stock, Long-Term Debt, and
          Other Securities                             Description of the Fund; Distributions; Tax Matters
Item 11.  Defaults and Arrears on Senior Securities    Not Applicable
Item 12.  Legal Proceedings                            Not Applicable
Item 13.  Table of Contents of the Statement of
          Additional Information                       Table of Contents of the Statement of
                                                       Additional Information

                  Part B - Statement of Additional Information

                                                        Location in Statement of
           Items in Part B of Form N-2                  Additional Information
           ---------------------------                  ----------------------
Item 14.   Cover Page                                   Cover Page
Item 15.   Table of Contents                            Table of Contents
Item 16.   General Information and History              Additional Information on Fund Shares
Item 17.   Investment Objective and Policies            Investment Policies and Investment Portfolio
Item 18.   Management                                   Management; Portfolio Transactions
Item 19.   Control Persons and Principal Holders of
           Securities                                   Management; Net Asset Value
Item 20.   Investment Advisory and Other Services       Management
Item 21.   Brokerage Allocation and Other Practices     Portfolio Transactions
Item 22.   Tax Status                                   Tax Matters
Item 23.   Financial Statements                         Independent Public Accountants, Custodian and
                                                        Transfer Agent; Net Asset Value


                          Part C - Other Information

   Items 24-33 have been answered in Part C of this Registration Statement.

The information in this prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities.

                             SUBJECT TO COMPLETION

                          DATED _________ ______, 1999


NUVEEN FLOATING RATE FUND

Nuveen Floating Rate Fund is a non-diversified, closed-end management investment company that is continuously offered. The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital. The Fund seeks to achieve its objective primarily by investing in senior loans whose interest rates float or vary periodically based upon a benchmark interest rate index.

Investing in Fund shares involves certain risks and special considerations, including the possible loss of some or all of your investment, risks associated with investing in securities that are rated below investment grade credit quality, and risks associated with the Fund's use of borrowing. See "Special Risk Considerations" beginning on page 16. The Fund will not engage in borrowing to finance long-term portfolio investment, but may borrow if necessary to satisfy Fund share repurchases and to manage cash flow.

Because the Fund is newly organized, its shares have no history of public trading.

John Nuveen & Co. Incorporated has agreed to pay (i) all organizational expenses and (ii) initial offering costs that exceed $___ per share.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You should read this prospectus and retain it for future reference. This prospectus summarizes the information about the Fund that a prospective investor ought to know before investing. A Statement of Additional Information ("SAI")
dated    , 1999 containing additional information about the Fund has been filed with the SEC and is incorporated by reference in its entirety into this prospectus. A copy of the SAI (the table of contents of which appears on page 40 of this prospectus) may be obtained without charge by contacting the Fund toll-free at 800-257-8787. The SAI and other information about the Fund are also available at the SEC's website (www.sec.gov).

                        PRICE TO PUBLIC (1)         SALES CHARGE (2)          PROCEEDS TO FUND (3)
                        --------------------        -----------------         ---------------------

Class A share (4)             N/A                         N/A                           N/A
Class B share                $10.00                       None                        $10.00
Class C share                $10.00                       None                        $10.00
Class R share (5)            $10.00                       None                        $10.00



                   THE DATE OF THIS PROSPECTUS IS    , 1999

(1) The shares are offered on a best efforts basis at a price of $10.00 per share during an initial offering period, and at net asset value thereafter. No escrow arrangements have been established in connection with the initial offering period. It is estimated that the proceeds of the initial offering will be invested over a period of one month or less, subject to market conditions.

(2) Class B and C shares are subject to an early withdrawal charge (an "EWC"), a distribution fee, and an service fee. John Nuveen & Co. Incorporated ("Nuveen") will pay all sales commissions to authorized dealers from its own assets. Class R shares are not subject to any distribution fee, service fee, initial sales charge or EWC.

(3)  Assumes the sale of all shares registered hereby.

(4) Although the Fund will issue Class A shares, these shares are available only upon conversion of Class B shares or through an exchange of Class A shares of a Nuveen long-term mutual fund, as described below. Class A shares are subject to a service fee.

(5)  Class R shares are sold only to certain eligible investors.

The Fund's investment adviser is Nuveen Senior Loan Asset Management, Inc. (the "Adviser").

Shares of the Fund

     . are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and

     . are not federally insured by the federal deposit insurance corporation, the federal reserve board or any other government agency.

                               TABLE OF CONTENTS

                                                           Page
                                                           ----
SUMMARY...................................................   4
FUND EXPENSES.............................................   8
USE OF PROCEEDS...........................................   9
INVESTMENT OBJECTIVE AND POLICIES.........................  10
SPECIAL RISK CONSIDERATIONS...............................  16
PURCHASE OF SHARES........................................  22
HOW TO SELL SHARES........................................  27
NET ASSET VALUE...........................................  31
SPECIAL SERVICES..........................................  32
DESCRIPTION OF THE FUND...................................  33
MANAGEMENT OF THE FUND....................................  35
DISTRIBUTIONS.............................................  37
TAX MATTERS...............................................  37
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..  40

                                    SUMMARY

The following provides a summary of the more detailed description of the Fund contained later in this prospectus.

The Fund The Fund is a continuously-offered, non-diversified, closed-end management investment company organized as a Massachusetts business trust.

Investment Objective     To seek a high level of current income, consistent with
                         the preservation of capital. There can be no assurance
                         that the Fund will achieve its investment objective.

Primary Investment       The Fund seeks to achieve its investment objective
Strategy                 primarily by investing in Senior Loans ("Senior Loans")
                         whose interest rates adjust periodically based on a
                         benchmark interest rate index, such as the prime rate
                         offered by one or more major U.S. banks ("Prime Rate"),
                         or a London Inter-Bank Offered Rate ("LIBOR"). The Fund
                         believes that investing in Senior Loans should limit
                         fluctuations in its net asset value caused by changes
                         in interest rates. The Fund may also borrow money, if
                         necessary, to accommodate cash flow and to finance
                         repurchase offers, but will not borrow to finance long-
                         term investment.

Continuous Offering      The Fund intends to offer its shares at a public
                         offering price of $10.00 per share during an initial
                         offering period, and offer its shares continuously at a
                         price equal to the net asset value per share
                         thereafter. The Fund's minimum initial investment is
                         $3,000 ($1,000 for individual retirement accounts) and
                         the minimum subsequent investment is $50. The Fund
                         reserves the right to waive any minimum investment
                         requirements and to refuse any purchase order. The Fund
                         does not intend to list the shares on any securities
                         exchange.

General Investment       Under normal circumstances, the Fund will invest at
Guidelines               least 80% of its total assets in adjustable rate, U.S.
                         dollar denominated Senior Loans. Up to 20% of the
                         Fund's total assets may be held in other investments,
                         including warrants, equity securities, junior debt
                         securities, fixed-rate debt obligations, short- to
                         medium-term notes, high-yield securities, hybrid loans
                         and asset-backed securities, or in cash or cash
                         equivalents. The Senior Loans that the Fund will invest
                         in generally will be collateralized by assets of the
                         Borrower. However, up to 20% of the Fund's investments
                         in Senior Loans may be uncollateralized.

                         The Fund may invest a maximum of 25% of its total assets in Senior Loans or other securities issued by firms in any one industry. However, because the firms with whom the Fund does business are primarily from the banking, finance, and financial services industries, the Fund may be more at risk from any single economic, political or regulatory occurrence affecting these industries. The Fund may invest up to 20% of its total assets in U.S. dollar denominated Senior Loans to borrowers and other investments issued by entities that are organized or located in countries outside the United States.

Repurchase Offers        As a matter of fundamental policy, once a quarter, the
                         Fund will offer to repurchase up to a stated percentage
                         (from 5% to 25%) of its shares at net asset value.
                         Under normal market conditions, the Fund expects this
                         percentage to be 10%. The first repurchase offer is
                         scheduled to occur in     2000.

Distributions            Income dividends normally are declared daily and paid
                         monthly. Distributions of net realized capital gains
                         normally will be made annually in December. Income
                         dividends and capital gains automatically are
                         reinvested in additional shares unless an investor
                         elects to receive cash.

Investment Adviser       Nuveen Senior Loan Asset Management Inc. (the
                         "Adviser")

Distributor              John Nuveen & Co. Incorporated ("Nuveen")

Special Risk             Credit Risk. Investment in the Fund involves the risk
Considerations           that borrowers under Senior Loans may default on
                         obligations to pay principal or interest when due.
                         Lenders may have difficulty liquidating the collateral,
                         if any, securing the Senior Loans or enforcing their
                         rights under the terms of the Senior Loans.

                         Senior Loans. Because there is less readily available, reliable information about most Senior Loans than is the case for many other types of securities, there is no minimum rating or other independent evaluation of a borrower or its securities to limit the Fund's investments. The Adviser relies exclusively or primarily on its own evaluation of borrower credit quality in selecting Senior Loans for purchase. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

                         Portfolio Liquidity. Senior Loans are not listed on any securities exchange or automated quotation system, and no active trading market exists for many Senior Loans.
                         As a result, many Senior Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The market for illiquid securities is more volatile than the market for liquid securities. The market could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. Although the Fund believes that investing in adjustable rate Senior Loans should limit fluctuations in the Fund's net asset value from changes in interest rates, extraordinary and sudden changes in interest rates could disrupt the market for senior loans and result in fluctuations in the Fund's net asset value. Because of the lack of an active trading market, illiquid securities are also difficult to value, and the prices that external pricing services may quote may not reflect the fair value of the securities. However, because many Senior Loans are of a large principal amount and are held by a large number of owners, this should enhance their liquidity. In addition, in recent years the number of institutional investors purchasing Senior Loans has increased. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements.


                         Non-diversification. Because the Fund is classified as "non-diversified" under the Investment Company Act of
                         1940, it has greater flexibility to invest its assets in the obligations of a single borrower or issuer. As a result, the Fund is exposed to increased risk of loss if such an investment underperforms expectations.

                         Participations. The Fund may purchase Participations in
                         Senior Loans. Under a Participation, the Fund generally will have rights that are more limited than the rights of lenders or of persons who acquire a Senior Loan by assignment. In a Participation, the Fund typically has a contractual relationship with the lender selling the Participation, but not with the borrower. As a result, the Fund assumes the credit risk of the lender selling the Participation in addition to the credit risk of the borrower. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not have a senior claim to the lender's interest in the Senior
                         Loan.

                         Foreign Investments. The Fund may invest up to 20% of its total assets, measured at the time of investment, in U.S. dollar-denominated Senior Loans of firms that are organized or located in countries outside the United States. Although their Senior Loans are denominated in U.S. dollars, these firms may have significant non-U.S. dollar revenues. Investment in foreign firms involves special risks, including that the foreign firms may be subject to less rigorous regulatory requirements, differing legal systems and laws relating to creditors' rights, the potential inability to enforce legal judgments, economic adversity that would result if the value of the issuer's non-U.S. denominated revenues and assets were to fall (in U.S. dollar terms) because of fluctuations in currency values; and the potential for political, social and economic adversity in the firm's country.

                         Borrowing. The Fund is authorized to borrow up to 33 1/3% of its total assets (including any amount borrowed). The Fund will do so, if necessary, only for short-term purposes to meet fund share redemption requests and to help manage cash flow. The rights of any of the Fund's lenders to receive interest and principal payments on these borrowings will be senior to those of the holders of the Fund's shares and the terms of any such borrowings may limit certain activities of the Fund, including the payment of dividends to shareholders in certain circumstances.
                         Interest payments and fees incurred on these such borrowings will reduce the amount of net income available for payment to shareholders. The Fund will not borrow to create financial leverage. The Fund will not purchase additional portfolio securities at any time that borrowings, including the Fund's commitments pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (including any amount borrowed).

                         High-Yield/High Risk Securities. The Fund may invest up to 100% of its assets in Senior Loans and other securities that are rated below investment grade or are unrated, but that the Adviser considers to be below investment grade quality. The purchase of such securities exposes the Fund to financial, market and interest-rate risks and greater credit risks than the purchase of higher quality securities. Such investments are also likely to result in increased fluctuation in the Fund's net asset value, particularly in response to economic downturns.

                         Anti-Takeover Provisions. The Fund's Declaration of
                         Trust includes provisions that could limit the ability of other persons to acquire control of the Fund or to change the composition of its Board of Trustees.

                         Fund Share Liquidity Risk. The Fund is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle. The Fund does not intend to list the shares for trading on any securities exchange. There is no secondary trading market for Fund shares. As a result, the Fund's shares are not readily marketable. The Fund's shares are less liquid than shares of funds that trade on a stock exchange. Class B and C shareholders who tender Fund shares held for less than five years and one year, respectively, normally will pay an EWC. See "Purchase of Shares." While the Fund will provide shareholders with liquidity through a quarterly offer to repurchase its shares, there is no guarantee that a shareeholder will be able to sell the desired number of shares.

                                 FUND EXPENSES

The following table is intended to assist prospective investors in understanding the various costs and expenses associated with investing in shares of the Fund. Because the Fund does not yet have an operating history, this information is based on estimated fees, expenses and net assets for the fiscal year ending
July 31, 2000.

SHAREHOLDER TRANSACTION EXPENSES (1)

                                                             Class A(2)     Class B      Class C       Class R(3)
Maximum Initial Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)...........       N/A          NONE          NONE           NONE
Maximum Sales Charge on Reinvested
  Dividends...............................................       NONE         NONE          NONE           NONE
Maximum Early Withdrawal Charge (Load)....................       NONE        3.0%(4)       1.0%(5)         NONE
Exchange Fee..............................................       NONE         NONE          NONE           NONE


ANNUAL EXPENSES (6)
(estimated as a percentage of average net assets)

Management Fees (7).......................................      ___%          ___%          ___%           ___%
Service Fee...............................................      ___%          ___%          ___%           NONE
Distribution Fee..........................................      NONE          ___%          ___%           NONE
Other Operating Expenses (8)..............................      ___%          ___%          ___%           ___%
Total Operating Expenses - Gross (+)......................      ___%          ___%          ___%           ___%

     (+)After Expense Reimbursement
     Expense Reimbursement................................      ___%           ___%         ___%           ___%
     Total Operating Expenses - Net.......................      ___%           ___%         ___%           ___%

     Net expenses reflect a voluntary expense limitation by the Adviser, which may be modified or discontinued without notice at the Adviser's discretion.

(1) Broker-dealers and other firms that have entered into dealer agreements with Nuveen ("Authorized Dealers") may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2) Class A shares are available only upon conversion of Class B shares or upon an exchange of a Class A share of another long-term Nuveen mutual fund.

(3) Class R shares are sold only to certain eligible investors. For more detail, see "Purchase of Shares."

(4) The EWC on Class B shares is 3.0% if redeemed within the first year after purchase, 2.5% during the second year, 2.0% during the third year, 1.5 % during the fourth year and 1.0% during the fifth year. There is no EWC on Class B shares thereafter.

(5) The EWC on Class C shares is 1.0% if redeemed within the first year of purchase.

(6) Long-term holders of Class B and Class C shares may pay more in distribution fees and EWCs than the economic equivalent of the maximum initial sales charge permitted under the National Association of Securities Dealers Conduct Rules.

(7) Pursuant to an Investment Management Agreement with the Fund, the Adviser is entitled to receive an investment management fee of __% of the average daily net assets of the Fund, with graduated fee reductions based on increased asset levels. See "Management of the Fund."

(8) "Other Operating Expenses" are based on estimated amounts for the current fiscal year.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $1,000 in the Fund for the time periods indicated and then either you elect to have the Fund repurchase or not repurchase your shares at the end of the period. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

                       Repurchase                                            No Repurchase
------------------------------------------------------------------------------------------------------------------------------
 Share Class         A            B             C             R             A             B             C            R
------------------------------------------------------------------------------------------------------------------------------

1 Year          $______       $______       $______       $______       $______       $______       $______       $______
--------------------------------------------------------              --------------------------------------------------------
3 Years         $______       $______       $______       $______       $______       $______       $______       $______
--------------------------------------------------------              --------------------------------------------------------
5 Years         $______       $______       $______       $______       $______       $______       $______       $______
--------------------------------------------------------              --------------------------------------------------------
10 Years        $______       $______       $______       $______       $______       $______       $______       $______
------------------------------------------------------------------------------------------------------------------------------

                                USE OF PROCEEDS

The Adviser anticipates that the Fund will invest net proceeds received in the initial offering period in accordance with the Fund's investment objective and policies within one month or less after the end of the initial offering period. The Fund's actual investment timetable will depend on the availability of senior loans and other market conditions. Pending such investment, the Fund will invest the net proceeds received pursuant to the initial offering period in investment grade quality short-term or medium-term debt obligations. Nuveen has agreed to pay (i) all organizational expenses and (ii) offering costs that exceed $____ per share.

                       INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital. The Fund's investment objective is a fundamental policy of the Fund, meaning that it may be changed only by a vote of a majority of the shareholders of the Fund. See "Description of the Fund - Fundamental and Non-Fundamental Policies of the Fund." Under normal circumstances, the Fund will invest at least 80% of its total assets in adjustable-rate, U.S. dollar-denominated Senior Loans. An investment in the Fund may not be appropriate for all investors and should not be considered a complete investment program. There is no assurance that the Fund will achieve its investment objective. You should carefully consider the risks of investing in the Fund. See "Special Risk Considerations."

Description of Senior Loans

Because Senior Loans have very large minimum investments, typically $5 million or more, the Fund provides individual investors access to a market that normally is limited to institutional investors. Senior Loans are made to corporations, partnerships and other entities ("Borrowers"). Senior Loans generally are negotiated between a Borrower and several financial institutions ("Lenders") represented by one or more Lenders acting as agent ("Agent") of all the Lenders. The Agent is responsible for negotiating the loan agreement ("Loan Agreement") that establishes the terms and conditions of the Senior Loan and the rights of the Borrower and the Lenders. The Agent is paid a fee by the Borrower for its services.

The Agent generally is required to administer and manage the Senior Loan on behalf of other Lenders. When evaluating Senior Loans, the Adviser may consider, and may rely in part, on analysis performed by the Agent and other Lenders. This analysis may include an evaluation of the value and sufficiency of any collateral securing Senior Loans. As to collateralized Senior Loans, the Agent usually is required to monitor the collateral. The Agent may rely on independent appraisals of specific collateral. The Agent need not, however, obtain an independent appraisal of assets pledged as collateral in all cases. The Agent generally is also responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing a Senior Loan.

Interest Rates and Maturity. Interest rates on Senior Loans adjust periodically. The interest rates are adjusted based on a base rate plus a premium or spread over the base rate. The base rate usually is a London Inter-Bank Offered Rate ("LIBOR"), the prime rate offered by one or more major United States banks (the "Prime Rate") or the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. LIBOR, as provided for in Loan Agreements, usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar - denominated deposits. The Adviser believes that changes in short-term LIBOR rates are closely related to changes in the Federal Reserve federal funds rate, although the two are not technically linked. The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank's lowest available rate. The CD rate, as provided for in Loan Agreements, usually is the average rate paid on large certificates of deposit traded in the secondary market.

Interest rates on Senior Loans may adjust daily, monthly, quarterly, semi-annually or annually. The Fund will not invest more than 10% of its total assets in Senior Loans with interest rates that adjust less often than semi-annually. The Fund's portfolio of Senior Loans will at all times have a dollar-weighted average time until the next interest rate adjustment of 90 days or less. The Fund may use interest rate swaps and other investment practices to shorten the effective interest rate adjustment period of Senior Loans. If the Fund does so, it considers the shortened period to be the adjustment period of the Senior Loans.

As short term interest rates rise, the Fund's income should increase. As short term interest rates decline, the Fund's income should decrease. The amount of time before the Fund experiences the effects of changing short-term interest rates will depend on the time until the next interest rate adjustment on each Senior Loan in the Fund's portfolio.

When interest rates rise, the values of fixed-income securities generally decline. When interest rates fall, the values of fixed-income securities generally increase. The Fund believes that investing in adjustable rate Senior Loans should limit fluctuations in the Fund's net asset value caused by changes in interest rates. The Fund expects the values of its Senior Loan investments to fluctuate less than the values of fixed rate, longer-term income securities in response to the changes in interest rates. Changes in interest rates can, however, cause some fluctuation in the Fund's net asset value. (Net asset value also will fluctuate because of changes in Borrower credit quality and other factors, as described below.)

The Fund expects that its Senior Loans will have stated maturities ranging from three to ten years, although the Fund has no policy limiting the maturity of the Senior Loans that it purchases. Senior Loans usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of Senior Loans may be considerably less than their stated maturity. The Fund estimates that the actual maturity of the Senior Loans in its portfolio at any given time will be approximately 18-24 months. Because the interest rates on Senior Loans adjust periodically, the Fund and the Adviser believe that reinvestment by the Fund in Senior Loans after prepayment generally should not result in a significant reduction in the interest payable to the Fund. Fees that the Fund occasionally may receive may enhance the Fund's income. See "Investment Objective and Policies - The Senior Loan Process," below.

Protective Provisions of Senior Loans. Senior Loans have the most senior position in a Borrower's capital structure or share the senior position with its other senior debt securities. This generally gives holders of Senior Loans a priority claim on some or all of the Borrower's assets in the event of default. Collateralized Senior Loans frequently will be secured by all assets of the Borrower that qualify as collateral, such as trademarks, accounts receivable , inventory, buildings, real estate, franchises, and common and preferred stock in its subsidiaries and affiliates. Collateral may also include guarantees or other credit support by affiliates of the Borrower. In some cases, a collateralized Senior Loan may be secured only by stock of the Borrower or its subsidiaries. The Loan Agreement may or may not require the Borrower to pledge additional collateral to secure the Senior Loan if the value of the initial collateral declines. In certain circumstances, the Loan Agreement may authorize an agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the Lenders.

The Fund may invest up to 20% of its total assets in Senior Loans that are not secured by specific collateral. Such unsecured Senior Loans involve a greater risk of loss.

Senior Loans generally also have contractual terms designed to protect Lenders. Loan Agreements often include restrictive covenants that limit the activities of the Borrower. These covenants may include mandatory prepayment out of excess cash flows, restrictions on dividend payments, the maintenance of minimum financial ratios, limits on indebtedness and other financial tests. Breach of these covenants generally is an event of default and, if not waived by the Lenders, may give Lenders the right to accelerate principal and interest payments.

Borrowers. Borrowers operate in a variety of industries and geographic regions. The Fund does not intend to invest more than 10% of its total assets in Senior Loans of a single Borrower. In addition, the Fund will not invest more than 25% of its total assets in Borrowers that conduct their principal businesses in the same industry.

Most Senior Loans are made to U.S. Borrowers. The Fund may, however, invest up to 20% of its total assets in Senior Loans made to Borrowers located outside the U.S. These Senior Loans must be U.S. dollar denominated. Investing in Senior Loans of foreign Borrowers involves special risks. See "Special Risk Considerations -- Investment in Foreign Issuers."

The capital structure of a Borrower may include Senior Loans, senior and junior subordinated debt, preferred stock and common stock. Senior Loans typically have the most senior claim on Borrower's assets and common stock the most junior claim. The proceeds of Senior Loans that the Fund will purchase usually will be used by Borrowers to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes.

The Fund may purchase and retain in its portfolio Senior Loans of Borrowers that have filed for protection under the federal bankruptcy laws or that have had involuntary bankruptcy petitions filed against them by creditors. Because of the protective features of Senior Loans, the Fund and the Adviser believe that Senior Loans of Borrowers that either are experiencing, or are more likely to experience, financial difficulty may represent attractive investment opportunities. Investing in Senior Loans does, however, involve investment risk, and some Borrowers default on their Senior Loan payments. The Adviser and the Fund attempt to manage these risks through selection of a varied portfolio of Senior Loans and analysis and monitoring of Borrowers and any collateral pledged to secure the loans.

The Fund invests in a Senior Loan only if, in the Adviser's judgment, the Borrower can meet its payment obligations. The Adviser performs its own independent credit analysis of the Borrower in addition to utilizing information prepared and supplied by an agent or other Lenders. When evaluating a Borrower, the Adviser considers many factors, including the Borrower's past and future projected financial performance. The Adviser also considers a Borrower's management, collateral and industry. The Adviser continues to monitor a Borrower on an ongoing basis for so long as the Fund continues to own the Senior Loan. Although the Adviser will use its best judgment in selecting Senior Loans, there can be no assurance that such analysis will disclose factors that may impair the value of a Senior Loan. You should expect the Fund's net asset value to fluctuate as a result of changes in the credit quality of Borrowers and other factors. A serious deterioration in the credit quality of a Borrower could cause a permanent decrease in the Fund's net asset value. See "Special Risk Considerations -- Borrower Credit Risk."

The Adviser generally relies on its own credit analysis of Borrowers and not on analysis prepared by ratings agencies or other independent parties. There is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund's investments. Although a Senior Loan often is not rated by any rating agency at the time the Fund purchases the Senior Loan, rating agencies have become more active in rating an increasing number of Senior Loans and at any given time a substantial portion of the Senior Loans in the Fund's portfolio may be rated. The lack of a rating does not necessarily imply that a Senior Loan is of lesser investment quality. There is no limit on the percentage of the Fund's assets that may be invested in Senior Loans that are rated below investment grade or that are unrated but of comparable quality.

The Senior Loan Process

The Fund normally relies on the Agent to collect principal and interest payments on a Senior Loan. Furthermore, the Fund also relies in part on the Agent to monitor compliance by the Borrower with the restrictive covenants in the Loan Agreement and to notify the Fund (or the Lender from who the Fund has purchased a Participation) of any adverse change in the Borrower's financial condition. The Fund acts as a Lender with respect to a syndicated Senior Loan only where the Agent at the time of investment has outstanding debt or deposit obligations rated investment grade by a rating agency or is unrated, but determined by the Adviser to be of comparable quality. A rating agency's top four major rating categories generally are considered to be investment grade. The lowest tier of investment grade rating is considered to have speculative characteristics. The Fund will not purchase interests in Senior Loans unless the Agent, Lender and any other person positioned between the Fund and the Borrower has entered into an agreement that provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Fund. Insolvency of the Agent or other persons positioned between the Fund and the Borrower could result in losses for the Fund. See "Special Risk Considerations -- Senior Loans."

The Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in Senior Loans. The fees normally paid by Borrowers include three primary types: facility fees, commitment fees and prepayment penalties. Facility fees are paid to Lenders when a Senior Loan is originated. Commitment fees are paid to Lenders on an ongoing basis based on the unused portion of a Senior Loan commitment. Lenders may receive prepayment penalties when a Borrower prepays a Senior Loan. The Fund receives these fees directly from the Borrower if the Fund is an Original Lender (as defined below) or, in the case of commitment fees and prepayment penalties, if the Fund acquires an Assignment (as defined below). Whether the Fund receives a facility fee in the case of an Assignment, or any fees in the case of a Participation, depends on negotiations between the Fund and the Lender selling such interests. When the Fund buys an Assignment, it may be required to pay a fee, or forgo a portion of interest and fees payable to it, to the Lender selling the Assignment. Occasionally, the assignor pays a fee to the assignee. A person selling a Participation to the Fund may deduct a portion of the interest and any fees payable to the Fund as an administrative fee. The Fund may be required to pass along to a person that buys a Senior Loan from the Fund a portion of any fees that the Fund is entitled to.

The Fund may have obligations under a Loan Agreement, including the obligation to make additional loans in certain circumstances. The Fund intends to reserve against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans as a reserve. The Fund will not purchase a Senior Loan that would require the Fund to make additional loans if as a result of such purchase all of the Fund's additional loan commitments in the aggregate would exceed 20% of the Fund's total assets or would cause the Fund to fail to meet the asset composition requirements set forth under the heading "Investment Restrictions" in the SAI.

Types of Senior Loan Investments

The Fund may act as one of the group of Lenders originating a Senior Loan (an "Original Lender"), may purchase assignments or novations ("Assignments") of portions of Senior Loans from third parties, and may invest in participations ("Participations") in Senior Loans. Senior Loans also include certain foreign debt obligations that are in the form of notes rather than Loan Agreements. All of these interests in Senior Loans are sometimes referred to simply as Senior Loans.

The Fund as Original Lender. When the Fund acts as an Original Lender it may participate in structuring the Senior Loan. When the Fund is a member of the originating syndicate group for a Senior Loan, it may share in a fee paid to the original lenders. When the Fund is an Original Lender it will have a direct contractual relationship with the Borrower, may enforce compliance by the Borrower with the terms of the Loan Agreement and may have rights with respect to any funds acquired by other Lenders through set-off. Lenders also have full voting and consent rights under the applicable Loan Agreement. Action subject to Lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan. Certain decisions, such as reducing the amount of interest on or principal of a Senior Loan, releasing collateral, changing the maturity of a Senior Loan or a change in control of the Borrower, frequently require the unanimous vote or consent of all Lenders affected.

Acting in the capacity of an Agent in a Senior Loan may subject the Fund to certain risks in addition to those associated with the Fund's current role as a Lender. In consideration of such risks, the Fund will invest no more than 20% of its total assets in Senior Loans in which it acts as Agent or co-agent and the size of any such individual loan will not exceed 5% of the Fund's total assets.

Assignments. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Lender and becomes a Lender under the Loan Agreement. Assignments may, however, be arranged through private negotiations, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Participations. When the Fund purchases a Participation in a Senior Loan, the Fund will usually have a contractual relationship only with the Lender selling the Participation and not with the Borrower. The Fund may only have the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the

Lender of such payments from the Borrower. As a result, the Fund may assume the credit risk of both the Borrower and the Lender selling the Participation. In the event of insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender.

The Fund has taken the following measures in an effort to minimize these risks. The Fund will only acquire Participations if the Lender selling the Participation and any other persons positioned between the Fund and the Lender
(i) at the time of investment has outstanding debt or deposit obligations rated investment grade by a rating agency or determined by the Adviser to be of comparable quality and (ii) has entered into an agreement which provides for the holding of assets in safekeeping for, or the prompt disbursement of assets to, the Fund.

The Fund generally will not have the right to enforce compliance by the Borrower with the Loan Agreement, nor rights to any funds acquired by other Lenders through set-off against the Borrower. In addition, when the Fund holds a Participation in a Senior Loan it may not have the right to vote on whether to waive enforcement of any restrictive covenant breached by a Borrower. Lenders voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund and may not consider the interests of the Fund. The Fund may not benefit directly from the collateral supporting a Senior Loan in which it has purchased the Participation, although Lenders that sell Participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such Participations.

Other Senior Debt Securities. The Fund may invest up to 20% of its total assets in certain senior debt securities that are in the form of notes rather than Loan Agreements. The Fund expects to purchase these senior debt securities only in the case of foreign Borrowers. The Fund will only purchase senior debt securities if (i) the senior debt securities represent the only form of senior debt financing of the Borrower or (ii) the senior debt securities are pari passu in the capital structure with other Senior Loans of a Borrower and the Adviser determines that the terms, conditions, covenants and collateral package of the senior debt securities are substantially similar, or more favorable to the Fund, compared to the other Senior Loans of such Borrower. There may be no person performing the role of the Agent for senior debt securities. As a result, the Fund may be more dependent on the ability of the Adviser to monitor and administer these Senior Loans. Senior debt securities will be treated as Senior Loans for purposes of the Fund's policy of normally investing at least 80% of its total assets in Senior Loans.

The Fund also may invest up to 10% of its total assets in structured notes with rates of return determined by reference to the total rate of return on one or more Senior Loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss; as a result, a relatively small decline in the value of a referenced Senior Loan could result in a relatively large loss in the value of a structured note. Structured notes will be treated as Senior Loans for purposes of the Fund's policy of normally investing at least 80% of its total assets in Senior Loans.

Other Important Investment Policies

The Fund may invest up to 20% of its total asset in other investments, including warrants, equity securities, junior debt securities, fixed-rate debt obligations, short- to medium-term notes, high-yield securities, hybrid loans and asset-backed securities, or in cash or cash equivalents. The Fund also may convert a warrant into the underlying security. Although the Fund generally will acquire interests in warrants, equity and junior debt securities only when the Adviser believes that the value the Fund gives in exchange for such interests is substantially outweighed by their potential value, investment in warrants, equity and junior debt securities entails certain risks in addition to those associated with investments in Senior Loans. These risks include the potential for increasing fluctuations in the Fund's net asset value. Any equity securities and junior debt securities held by the Fund will not be treated as Senior Loans and thus will not count toward the 80% of the Fund's total assets that normally will be invested in Senior Loans.

During normal market conditions, the Fund may invest up to 20% of its total assets in high quality, short-term debt securities with remaining maturities of one year or less. These may include commercial paper rated at least in the top two rating categories, or unrated commercial paper considered by the Adviser to be of similar quality; interests in short-term loans of Borrowers having short-term debt obligations rated or a short-term credit rating at least in such top two rating categories, or having no rating but determined by the Adviser to be of comparable quality; certificates of deposit and bankers' acceptances; and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities may pay interest at adjustable rates or at fixed rates. If the Adviser determines that market conditions temporarily warrant a defensive investment policy, the Fund may invest, subject to its ability to liquidate its relatively illiquid portfolio of Senior Loans, up to 100% of its assets in cash and high quality, short-term debt securities.

The Fund may also enter in various interest rate hedging and risk management transactions, which are described in further detail in "Special Risk Considerations--Interest Rate and Other Hedging Transactions."

                          SPECIAL RISK CONSIDERATIONS

Borrower Credit Risk

Senior Loans, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Senior Loan results in a reduction in income to the Fund, a reduction in the value of the Senior Loan and a potential decrease in the Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. An increased risk of default could result in a decline in the value of Senior Loans and in the Fund's net asset value.

The Fund may acquire Senior Loans of Borrowers that are experiencing, or are more likely to experience, financial difficulty, including Senior Loans of Borrowers that have filed for bankruptcy protection. Borrowers may have outstanding debt obligations that are rated below investment grade. More recently, rating agencies (including, but not limited to Moody's Investor Service, Inc., Standard & Poor's Corporation and Fitch IBCA, Inc.) have begun rating Senior

Loans, and Senior Loans in the Fund's portfolio that may be rated below investment grade. The Fund may invest a substantial portion of its assets in Senior Loans of Borrowers that have outstanding debt obligations rated below investment grade or that are unrated but of comparable quality to such securities. Debt securities rated below investment grade are viewed by the rating agencies as speculative and are commonly known as "junk bonds." Senior Loans generally are not rated at the time that the Fund purchases them. If a Senior Loan is rated at the time of purchase, the Adviser may consider the rating when evaluating the Senior Loan but, in any event, does not view ratings as a determinative factor in investment decisions. As a result, the Fund is more dependant on the Adviser's credit analysis abilities. Because of the protective terms of most Senior Loans, the Adviser believes that the Fund is more likely to recover more of its investment in a defaulted Senior Loan than would be the case for most other types of defaulted debt securities. The values of Senior Loans of Borrowers that have filed for bankruptcy protection or that are experiencing payment difficulty will reflect, among other things, the Adviser's assessment of the likelihood that the Fund ultimately will receive repayment of the principal amount of such Senior Loans, the likely duration, if any, of a lapse in the scheduled payment of interest and repayment of principal and prevailing interest rates.

In the case of collateralized Senior Loans, there is no assurance that sale of the collateral would raise enough cash to satisfy the Borrower's payment obligation or that the collateral can or will be liquidated. In the event of bankruptcy, liquidation may not occur and the court may not give Lenders the full benefit of their senior positions. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower's obligations under the Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the Borrower. Uncollateralized Senior Loans involve a greater risk of loss.

Senior Loans

Information about most Senior Loans is less readily available and reliable than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a Borrower or its securities limiting the Fund's investments. The Adviser relies exclusively or primarily on its own evaluation of Borrower credit quality in selecting Senior Loans for purchase. As a result, the Fund is particularly dependent on the analytical abilities of the Adviser.

Senior Loans are not listed on any securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The market for illiquid securities is more volatile than the market for liquid securities. Because of the lack of an active trading market illiquid securities are also difficult to value, and prices provided by external pricing services may not reflect the true fair value of the securities. However, many Senior Loans are of a large principal amount and are held by a large number of owners. In the Adviser's opinion, this should enhance their liquidity. In addition, in recent years the number of institutional investors purchasing Senior Loans has increased. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets that may be invested in securities that are not readily marketable or that are subject to restrictions on resale. The substantial portion of the Fund's assets invested in Senior Loans may restrict the ability of the Fund to dispose of its investments in a timely fashion and at a fair price, and could result in capital losses to the Fund and holders of its shares. The market for Senior Loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates. This could result in increased volatility in the market and in the Fund's net asset value and market price per share.

If legislation or state or federal regulators impose additional requirements or restrictions on the ability of financial institutions to make loans that are considered highly leveraged transactions, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulators require financial institutions to dispose of Senior Loans that are considered highly leveraged transactions or subject such Senior Loans to increased regulatory scrutiny, financial institutions may determine to sell such Senior Loans. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the Senior Loan may be adversely affected.

Should an Agent or a Lender positioned between the Fund and a Borrower become insolvent or enter FDIC receivership or bankruptcy, where the Fund is an Original Lender or has purchased an Assignment any interest of such person in the Senior Loan and in any loan payment held by such person for the benefit of the Fund should not be included in the person's estate. If, however, these items are included in their estate, the Fund would incur costs and delays in realizing payment and could suffer a loss of principal or interest.

Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to Lenders. Such court action could under certain circumstances include invalidation of Senior Loans.

Non-Diversified Status

The Fund has registered as a "non-diversified" investment company. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer, including Senior Loans of a single Borrower and Participations purchased from a single Lender. However, the Fund does not intend to invest more than 10% of the value of its assets in Senior Loans of a single Borrower and it may invest more than 5% of its assets in Participations purchased from a single Lender. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers.

Participations

The Fund may purchase Participations in Senior Loans. Under a Participation, the Fund generally will have rights that are more limited than the rights of Lenders or of persons who acquire a Senior Loan by Assignment. In a Participation the Fund typically has a contractual relationship with the Lender selling the Participation, but not with the Borrower. As a result, the Fund assumes the credit risk of the Lender selling the Participation in addition to the credit risk of the Borrower. In the event of the insolvency of the Lender selling the Participation, the Fund may be treated as a general creditor of the Lender and may not have a senior claim to the Lenders' interest in the Senior Loan.

Investment in Foreign Issuers

The Fund may invest up to 20% of its total assets, measured at the time of investment, in U.S. dollar-denominated Senior Loans to Borrowers that are organized or located in countries outside the U.S. Although the Senior Loans will require payment of interest and principal in U.S. dollars, these Borrowers may have significant non-U.S. dollar revenues. Investment in foreign issuers involves special risks, including that foreign firms may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements; differing legal systems and laws relating to creditors' rights; the potential inability to enforce legal judgments; economic adversity if the value of the issuer's non-U.S. dollar-denominated revenues were to fall (in U.S. dollar-denominated terms) because of fluctuations in currency values; and the potential for political, social and economic adversity.

Fund Borrowings

The Fund is authorized to borrow money in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed) to finance repurchases of Shares. The rights of any of the Fund's lenders to receive interest and principal payments on these borrowings will be senior to the rights of shareholders. The loan agreement for any borrowing likely will limit certain activities of the Fund, including the payment of dividends to shareholders in certain circumstances. Interest payments and fees incurred on these borrowings will reduce the amount of net income available for payment to shareholders. Borrowings may also result in greater volatility in the Fund's net asset value. The Fund will not borrow to create financial leverage. Accordingly, the Fund will not purchase additional portfolio securities at any time that borrowings exceed 5% of the Fund's total assets (including the amount borrowed).

Equity Securities and Junior Debt Securities

Warrants, equity securities and junior debt securities have a subordinate claim on a Borrower's assets as compared to Senior Loans. As a result, the values of warrants, equity securities and junior debt securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may increase the volatility of the Fund's net asset value.

Investment Practices and Special Risks

The Fund may use interest rate and other hedging transactions, lend portfolio holdings, purchase and sell Senior Loans and other securities on a "when issued" or "delayed deliver" basis, and use repurchase and reverse repurchase agreements. These investment practices involve risks. Although the Adviser believes that these investment practices may aid the Fund in achieving its investment objective, there is no assurance that these practices will achieve this result.

Interest Rate and Other Hedging Transactions

The Fund may enter into various interest rate hedging and risk management transactions. Certain of these interest rate hedging and risk management transactions may be considered to involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on a particular investment or portion of its portfolio, and may also enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. In addition, the Fund may also engage in hedging transactions to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. The Fund does not intend to engage in such transactions to enhance the yield on its portfolio to increase income available for distributions. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging and risk management techniques described below. The Fund will not engage in any of the transactions for speculative purposes and will use them only as a means to hedge or manage the risks associated with assets held in, or anticipated to be purchased for, the Fund's portfolio or obligations incurred by the Fund. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions. The Fund will incur brokerage and other costs in connection with its hedging transactions.

Lending of Portfolio Holdings

The Fund may seek to increase its income by lending financial instruments in its portfolio in accordance with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC. Such loans of Fund portfolio assets may be made, without limit, to brokers, dealers, banks or other recognized institutional borrowers of financial instruments and would be required to be secured continuously by collateral, including cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the financial instruments loaned. The Fund would have the right to call a loan and obtain the financial instruments loaned at any time on five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the financial instruments loaned and also would receive compensation from the investment of the collateral. The Fund would not have the right to vote any financial instruments having voting rights during the existence of the loan, but the Fund could call the loan in anticipation of an important vote to be taken among holders of the financial instruments or in anticipation of the giving or withholding of their consent on a material matter affecting the financial instruments. As with other extensions of credit, risks of delay in recovery or even loss of rights in the collateral exist should the borrower of the financial instruments fail financially. However, the loans would be made only to firms deemed by the Adviser to be creditworthy and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. The creditworthiness of firms to which the Fund lends its portfolio holdings will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the Fund. No specific limitation exists as to the percentage of the Fund's assets which the Fund may lend.

"When Issued" and "Delayed Delivery" Transactions

The Fund may also purchase and sell interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase price, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interests or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase such interests or securities on such basis only with the intention of actually acquiring these interests or securities, but the Fund may sell such interests or securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring interests or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

Repurchase Agreements

The Fund may enter into repurchase agreements (a purchase of, and a simultaneous commitment to resell, a financial instrument at an agreed upon price on an agreed upon date) only with member banks of the Federal Reserve System and member firms of the New York Stock Exchange. When participating in repurchase agreements, the Fund buys securities from a vendor, e.g., a bank or brokerage firm, with the agreement that the vendor will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the vendor is unable to meet its obligation to repurchase. Under the 1940 Act, repurchase agreements are deemed to be collateralized loans of money by the Fund to the seller. The Fund will treat repurchase agreements as Senior Loans.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements with respect to debt obligations which could otherwise be sold by the Fund. A reverse repurchase agreement is an instrument under which the Fund sells an underlying debt instrument and simultaneously obtains the commitment of the purchaser (a commercial bank or a broker or dealer) to sell the security back to the Fund at an agreed-upon price and date. The Fund will maintain in a segregated account with its custodian cash or liquid securities in an amount sufficient to cover its obligations. The Fund receives payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the SEC require either that securities sold by the Fund under a reverse repurchase agreement be segregated pending repurchase or that the proceeds be segregated on the Fund's books and records pending repurchase. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Reverse repurchase agreements will be considered borrowings by the Fund. The Fund will not hold more than 5% of the value of its total assets in reverse repurchase agreements.

                               PURCHASE OF SHARES

You can choose from four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial adviser can help you determine which class is best for you.

How to Choose a Share Class

In deciding whether to purchase Class A, Class B, Class C or Class R shares, you should consider:

 .    the amount of your purchase;
 .    how long you expect to hold the shares;
 .    whether an EWC would apply upon redemption;

 .    the amount of any distribution or service fees that you may incur while you own the shares;
 .    whether you will be reinvesting income or capital gain distributions in additional shares;

For a summary of the charges and expenses for each class, please see the "Fund Expenses."

During the initial offering period, the Fund will offer each class of shares at a price of $10.00 per share. Thereafter, the Fund intends to engage in a continuous public offering of each class of shares at net asset value per share.

You may purchase shares through any broker-dealer that is an Authorized Dealer. You must make a minimum investment of $3,000 per share class ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; and $50 through systematic investment plan accounts) and make additional investments at any time with as little as $50. These minimum amounts may be changed at any time in the Fund's discretion. If you buy Fund shares through your broker-dealer, that broker-dealer will place your order with Nuveen on your behalf.

Class A Shares

Class A shares currently are not available for direct purchase, except through exchange of a Class A share of another Nuveen long-term mutual fund. The Fund also will issue Class A shares upon conversion of your Class B shares. Class A shares involve lower maximum expenses than Class B or Class C shares. Class A shares are also subject to a service fee of __%, which compensates your financial adviser for providing ongoing services to you.

Class B Shares

You can buy Class B shares at the net asset value per share without any initial sales charge so that the full amount of your purchase is invested in the Fund. However, you will pay a distribution fee of __% of average daily net assets and a service fee of __% of average daily net assets. The service fee compensates your financial adviser for providing ongoing services to you. The distribution fee compensates Nuveen for paying your financial adviser a 3.00% sales commission at the time of your purchase, which includes an advance of the first year's service fee. If you sell your shares within five years of purchase, you normally will have to pay an EWC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a EWC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase      0-1        1-2       2-3      3-4      4-5       5+

EWC                      3.0%       2.5%      2.0%     1.5%     1.0%     0.0%

Class B shares automatically convert to Class A shares six years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay a service fee on any converted Class B shares.

Class C Shares

You can buy Class C shares at the net asset value per share without any initial sales charge so that the full amount of your purchase is invested in the Fund. However, you will pay a distribution fee of __% of average daily net assets and a service fee of __% of average daily net assets. The annual service fee compensates your financial adviser for providing ongoing service to you. The distribution fee reimburses Nuveen for paying your financial adviser an ongoing sales commission. Nuveen advances the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you normally will have to pay a 1% EWC based on either your purchase price or what you sell your shares for, whichever amount is lower.

Class R Shares

Under limited circumstances, you may purchase Class R shares at the net asset value on the day of purchase. Class R shares are sold exclusively to certain "eligible" investors, including (i) certain employees and directors of Nuveen and its affiliates; (ii) employees of Authorized Dealers; (iii) bank trust departments; (iv) investors exchanging from Class R shares of another Nuveen fund; and (v) other individuals described in the SAI. Class R shares also may be purchased through registered investment advisers, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. The Fund reserves the right to change who it deems is an eligible investor for purposes of acquiring Class R shares. You or your financial adviser must notify Nuveen at the time of each purchase if you are eligible to purchase Class R shares. Class R shares are not subject to sales charges or ongoing service or distribution fees. Class R shares have lower ongoing expenses than the other classes.

No Trading Market for Fund Shares

The Fund is designed for long-term investors. The Fund does not intend to list its shares for trading on any securities exchange or automated quotation system. There is not expected to be any secondary trading market in Fund shares. Fund shares are illiquid. Even if the Fund does make repurchases, there is no guarantee that you will be able to resell to the Fund all of Fund shares that you desire to sell at any particular time.

Purchases During Initial Offering Period

Shares of the Fund are being offered during an initial period scheduled to end on ___, 1999 on a best efforts basis through Nuveen, subject to the terms and conditions of the Distribution Agreement. The initial offering period may be modified by agreement between the Fund and Nuveen.

All subscriptions received by Authorized Dealers during the initial offering period will be forwarded to the Fund on the expiration date of the initial offering period, and shares will be issued subject to settlement of those trades. Nuveen will not accept subscriptions from investors other than Authorized Dealers prior to the expiration of the initial offering period. To the extent that investors make payment to Authorized Dealers prior to the expiration of the initial offering period, Authorized Dealers may benefit from the temporary use of those monies.

Nuveen will compensate Authorized Dealers participating in the initial offering period at a rate of _____% of the aggregate sales price of the shares purchased from the Fund by or through such Authorized Dealers. Authorized Dealers that submit orders for shares after the expiration of the initial offering period will be compensated at a rate of 3.00% of the sales price. In addition, Nuveen may, from time to time, pay or allow to Authorized Dealers a _____% commission on the amount of shares of the Fund sold under the following conditions:
_______. The Fund and Nuveen reserve the right to withdraw, cancel or modify the offering of shares during the initial offering period without notice and the Fund reserves the right to refuse any order for shares in whole or in part.

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or directly from your paycheck. To invest directly from your paycheck, contact your financial adviser or call Nuveen at (800) 257-8787. Systematic investing may also make you eligible for reduced sales charges.

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 6%, 7% or 8% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

[CHART GOES HERE]


$80,000    --------Compounded 6%

$70,000    --------Compounded 7%

$60,000    --------Compounded 8%

$50,000    --------Investment Principal

$40,000

$30,000

$20,000

$10,000

     $0

0  1  2  3  4  5  6  7  8  9  10  11  12  13  14  15  16  17  18  19  20

                                     Year
One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

Systematic Investment Plan

You can make regular investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account. You can stop the withdrawals at any time. There is no charge for this plan.

Payroll Direct Deposit Plan

You can, with your employer's consent, make regular investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct this amount automatically from your paycheck. You can stop the deductions at any time. There is no charge for this plan.

Distribution Arrangements

The Fund has entered into an Underwriting Agreement with Nuveen. Subject to the terms and conditions of the Underwriting Agreement, the Fund may continuously issue and sell its shares through Nuveen, which is the principal underwriter of the shares, and through Authorized Dealers.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares. During the period of such suspension, persons who are already shareholders of the Fund normally are permitted to continue to purchase additional shares of the Fund and to have dividends reinvested.

Distribution and Service Plans

Nuveen serves as the selling agent and distributor of the Fund's shares. In this capacity, Nuveen manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to Authorized Dealers, the Fund has adopted a distribution and service plan.

Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to Authorized Dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate Authorized Dealers, including Nuveen, for providing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, the expenses of preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               HOW TO SELL SHARES

In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund, pursuant to a fundamental policy that may only be changed upon approval of the Fund's shareholders, will make quarterly offers to repurchase a percentage of its outstanding shares at net asset value (each, a "Repurchase Offer"). The first Repurchase Offer will commence in ____, 2000. Because the Fund is a closed-end investment company, shareholders will not be able to redeem their shares on a daily basis like they would with an open-end mutual fund. It is unlikely that a secondary market for the Fund's shares will develop, and neither Nuveen nor the Authorized Dealers will engage in any efforts to develop a secondary market.

It is anticipated that each quarterly "Repurchase Request Deadline" will be 5:00 p.m. Central time on the first Friday on or after the 7th business day of the months of ____,____,____, and ____. The Fund may determine the net asset value applicable to repurchases no later than the 14th calendar day (or, if not a business day, the next business day) after the Repurchase Request Deadline (the "Pricing Date"). The Fund will distribute payment to shareholders on or before the "Repurchase Payment Deadline," which will be no later than seven calendar days after Pricing Date. Repurchase proceeds will be paid by wire transfer or check. Shareholders of record of the Fund will be sent notification of each Repurchase Offer ___ to ___ days prior to the Repurchase Request Deadline for a Repurchase Offer.

Repurchase Amount

Each quarter, the Fund's Board of Trustees will determine the percentage of shares to be repurchased ("Repurchase Amount").

 .    The Repurchase Amount may vary from 5% to 25% of shares outstanding on the
     Repurchase Request Deadline.

 .    The Fund also may offer to repurchase its shares on an additional date between regular quarterly repurchases at the Fund's discretion. Such discretionary additional repurchases may not be made more frequently than once every two years (or more frequently if an exemption is obtained from this limitation).

 .    There is no minimum number of shares that must be tendered before the Fund will honor repurchase requests. In other words, if, in the aggregate, only one share is tendered in a given quarter, the Fund must repurchase it. However, there is a maximum Repurchase Amount, so shareholders should be aware of the risk that the Fund may not be able to repurchase all shares tendered in any given quarter.

Repurchase Requests

Shareholders of record will be sent a Notification of Repurchase Offer ("Notification") 21 to 42 days before the next Repurchase Request Deadline. The Notification will provide information about the Repurchase Offer, including

 .    the Repurchase Amount
 .    the Repurchase Request Deadline
 .    the manner of submitting a Repurchase Request and
 .    the means by which shareholders may obtain the Fund's net asset value.

Shareholders who wish to tender shares for repurchase must notify the Fund on or before the Repurchase Request Deadline in the manner designated by the Fund in the Notification. The Repurchase Request Deadline is a deadline that will be strictly observed. Repurchase Requests may not be revoked after the Repurchase Request Deadline. Shareholders that fail to submit Repurchase Requests in good order by this deadline will be unable to liquidate shares until a subsequent Repurchase Offer.

A shareholder may tender all or a portion of his or her holdings (although the Fund may not be able to repurchase the shareholder's entire tender amount if aggregate tenders exceed the Repurchase Amount (as discussed further below)). However, a shareholder's tax results may differ depending on whether the shareholder has tendered all or only a portion of his or her shares. See "Tax Matters."

 .    Any shareholder of record may request that the Fund repurchase his or her shares pursuant to the terms and conditions described above.

 .    When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may submit such shares for repurchase by sending a written request with signatures guaranteed to
     ______________________________.

 .    When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent and accompanied by a written request for repurchase.

Repurchase requests must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a securities exchange or other eligible financial institution. The repurchases must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the repurchase (prior to the imposition of any EWC) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a written request without a signature guarantee is sufficient for repurchases by account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor, guardian, or custodian is named in the account registration.

Other institutional account holders may exercise this special feature of tendering shares for repurchase by written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitation on liability described below, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege of tendering shares for repurchase by written request without a signature guarantee may not be used if the shareholder's account has had an address change within 30 days of the Repurchase Request Deadline.

The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized requests pursuant to the pre-authorized privilege for institutional account holders to tender shares for redemption in writing without signature guarantee and the pre-authorized privilege of sending proceeds of repurchases by federal wire transfer unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the written instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include requiring certain identifying information before acting upon instructions and sending written confirmations.

Determination of Repurchase Price

The Fund will establish the Repurchase Price at a share's net asset value on the Pricing Date. The Fund will compute net asset value daily (as described under "Net Asset Value" below), and shareholders may obtain daily net asset values by calling 800-257-8787.

The Fund does not presently intend to deduct any repurchase fees from repurchase proceeds (other than any applicable EWC). However, in the future, the Board of Trustees may determine to charge a repurchase fee payable to the Fund to compensate the Fund for its reasonable expenses directly related to the repurchase. These fees could be used to compensate the Fund for, among other things, its costs incurred in disposing of securities or in borrowing in order to make payment for repurchased shares. Any repurchase fee will not exceed two percent of the proceeds of the repurchase, unless permitted by applicable regulation or exemption therefrom, and will be charged to all repurchased shares on a pro rata basis. The Board may implement repurchase fees without a shareholder vote.

Oversubscribed Repurchase Offers; Pro Rata Allocation

In any given quarter shareholders may tender a number of shares that in the aggregate exceeds the Repurchase Offer Amount (this Prospectus refers to this situation as an "Oversubscribed Repurchase Offer"). In the event of an Oversubscribed Repurchase Offer, the Fund may, but is not required to, repurchase additional shares up to a maximum aggregate of two percent of the shares outstanding on the Repurchase Request Deadline ("Additional Repurchase Amount"). If the Fund determines not to repurchase the Additional Repurchase Amount, or if shareholders tender an amount exceeding the Repurchase Offer Amount, the Fund will repurchase the shares on a pro rata basis.

In the event of an Oversubscribed Repurchase Offer, shareholders may be unable to liquidate some or all of their Fund shares during that quarterly Repurchase Offer. A shareholder may have to wait until the next quarter to tender shares that the Fund is unable to repurchase, and would be subject to the risk of net asset value fluctuations during this time period.

Other Considerations Relating to Repurchases

 .    The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the Notification is sent to shareholders until the Repurchase Date. In connection with this requirement, the Fund will maintain a percentage of its net assets equal to at least 100 percent of the Repurchase Amount in assets: (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the asset within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.

 .    The Fund intends to finance Repurchase Offers with cash on hand, cash raised through borrowings, or the liquidation of portfolio securities. There is some risk that the need to sell Senior Loans to fund Repurchase Offers may affect the market for those Senior Loans. In turn, this could diminish the Fund's net asset value per share.

 .    Although the Board believes that Repurchase Offers generally will be beneficial to the Fund's shareholders, repurchases will decrease the Fund's total assets and therefore have the possible effect of increasing the Fund's expense ratio. Furthermore, if the Fund borrows to finance repurchases, interest on that borrowing may reduce the Fund's net investment income. The Fund intends to offer new shares continuously after the expiration of the initial offering period, which may alleviate these potential consequences, although there is no assurance that the Fund will be able to sell additional shares.

 .    Repurchase Offers provide shareholders with the opportunity to dispose of shares at net asset value. The Fund does not anticipate that a secondary market will develop, but in the event that a secondary market were to develop, it is possible that shares would trade in that market at a discount to net asset value. The existence of periodic Repurchase Offers at net asset value may not alleviate such a discount.

Suspension or Postponement of a Repurchase Offer

The Fund may suspend or postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board, including a majority of the Fund's Trustees who are not interested persons of the Fund. These circumstances include the following:

 .    if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code");

 .    for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets; or

 .    for any other periods that the SEC permits by order for the protection of shareholders.

In addition, although the Fund currently does not intend to list its shares on a securities exchange or trade its shares on an inter-dealer quotation system of a national securities association (e.g., Nasdaq), if it does so in the future, the Fund may suspend or postpone a Repurchase Offer in the event that:

 .    the repurchase would cause the shares to lose their status on such exchange or inter-dealer quotation system; or

 .    during any period in which any market on which the shares are principally traded is closed, or during any period in which trading on the market is restricted.
                                NET ASSET VALUE

     The Fund's net asset value per share is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued but not yet collected, less liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

     Interests in senior loans will be valued by the Adviser on behalf of the Fund on the basis of market quotations and transactions in instruments which the Adviser believes may be comparable to senior loan interests with respect to the following characteristics: credit quality, interest rate, interest rate reset period and maturity. Such instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the senior loan interests in the Fund's portfolio. In determining the relationship between such instruments and the senior loan interests in the Fund's portfolio, the Adviser will consider on an ongoing basis, among other factors, (i) the credit worthiness of the Borrower and (ii) the current interest rate, the period until next interest rate reset and maturity of such senior loan interests. It is expected that the Fund's net asset value will fluctuate as a function of interest rate and credit factors. Because of the short-term nature of such instruments, however, the Fund's net asset value is expected to fluctuate less in response to changes in interest rates than the net asset values of investment companies with portfolios consisting primarily of fixed-income or longer term securities.

     The Adviser believes that Lenders selling senior loan interests or otherwise involved in a senior loan transaction may tend, in valuing senior loan interests for their own account, to be less sensitive to interest rate and credit quality changes and, accordingly, the Adviser does not intend to rely solely on such valuations in valuing the senior loan interests for the Fund's account. In addition, because a secondary trading market in senior loans has not yet fully developed, in valuing senior loans, the Adviser may not rely solely on but may consider, to the extent the Adviser believes such information to be reliable, prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions in senior loans. To the extent that an active secondary market in Senior Loan interests develops to a reliable degree, the Adviser may rely to an increasing extent on such market prices and quotations in valuing the Senior Loan interests in the Fund's portfolio. In light of the senior nature of Senior Loan interests that may be included in the Fund's portfolio and taking into account the Fund's access to non-public information with respect to Borrowers relating to such Senior Loan interests, the Adviser does not currently believe that consideration on a systematic basis of ratings provided by any nationally recognized statistical rating organization or price fluctuations with respect to long- or short-term debt of such Borrowers subordinate to the Senior Loans of such Borrowers is necessary for the determination of the value of such Senior Loan interests. Accordingly, the Adviser generally will not systematically consider (but may consider in certain instances) and, in any event, will not rely upon such ratings or price fluctuations in determining the value of Senior Loan interests in the Fund's portfolio.

     All valuations are subject to review by the Fund's Board or its delegate, the Adviser. See the SAI "Net Asset Value" for additional information.

                               SPECIAL SERVICES

Exchanges

You may exchange Fund shares into an identically registered account during any quarterly repurchase period for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. The Fund will treat the EWC's on Class B and Class C shares as if they were contingent deferred sales charges. In addition, at any time, you may exchange your shares of any Nuveen long-term mutual fund into shares of the Fund. Because an exchange is treated for tax purposes as a concurrent sale and purchase and any gain may be subject to tax, you should consult your tax adviser about the tax consequences of any contemplated exchange.

The exchange privilege is not intended to allow you to use the Fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, the Fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. The Fund may change or cancel its exchange policy at any time upon 60 days' notice.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a EWC, we will refund your EWC and reinstate your holding period. You may use this reinstatement privilege only once for any given shares.

Fund Direct (SM)

You may link your Fund account to your bank account and transfer money electronically between these accounts and perform a variety of account transactions, including buying shares by telephone and systematic investing. You may also have dividends, distributions or, repurchase payments sent directly to your bank account.

Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

                            DESCRIPTION OF THE FUND

The Fund was organized as a Massachusetts business trust on June 28, 1999, and is registered with the SEC as a closed-end management investment company. The Fund's Declaration of Trust, a copy of which is on file in the office of the Secretary of State of the State of Massachusetts and which is included in the Fund's registration statement of which this Prospectus is a part, authorizes the issuance of an unlimited number of shares of beneficial interest without par value. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest and may establish separate series of shares, all without shareholder vote.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Dividends, Voting and Liquidation Rights

Each common share of beneficial interest of the Fund has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights applicable to any of the common shares. Fund shares do not have cumulative voting rights and, as such, holders of more than 50% of the shares voting for trustees can elect all trustees and the remaining shareholders would not be able to elect any Trustees. The Fund does not intend to hold annual meetings of shareholders.

Status of Shares

The Board of Trustees may classify or reclassify any issued or unissued shares of the Fund into shares of any series by redesignating such shares or by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

Fundamental and Non-Fundamental Policies of the Fund

The Fund's investment objective, Repurchase Offer Policy and the investment restrictions of the Fund designated as fundamental as described in the SAI are fundamental policies of the Fund and may not be changed without a "Majority Vote" of the shareholders of the Fund. The term "Majority Vote" means the affirmative vote of (a) more than 50% of the outstanding shares of the Fund or
(b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. All other policies of the Fund may be modified by resolution of the Board of Trustees of the Fund.

Anti-Takeover Provisions in the Declaration of Trust

The Fund's Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees by discouraging a third party from seeking to obtain control of the Fund. In addition, in the event a secondary market were to develop in the shares, such provisions could have the effect of depriving holders of shares of an opportunity to sell their shares at a premium over prevailing market prices.

The Declaration of Trust requires the favorable vote of the holders of at least two-thirds of the outstanding shares of the Fund then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of the common shares (a "Principal Shareholder") and their associates, unless the Board of Trustees shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a Principal Shareholder refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

A Trustee may be removed from office without cause by a written instrument signed by at least two-thirds of the remaining trustees or by a vote of the holders of at least two-thirds of the Fund's common shares of beneficial interest.

Conversion of the Fund from a "closed-end company" to an "open-end company" under the 1940 Act will require the vote of the holders of two-thirds of the shares outstanding. However, if such conversion is unanimously recommended by the Trustees, the Majority Vote of the shareholders of the Fund will be sufficient to authorize conversion.

The Board of Trustees has determined that the voting requirements described above, which, in some cases, are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interests of shareholders generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

                            MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is responsible for the management of the Fund, including supervision of the duties performed by the Adviser. There are six trustees of the Fund, one of whom is an "interested person" (as defined in the 1940 Act) and five of whom are not "interested persons." The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Trustees and Officers" in the Statement of Additional Information.

Adviser

Nuveen Senior Loan Asset Management Inc., 333 West Wacker Drive, Chicago, IL 60606, serves as the investment adviser to the Fund. In this capacity, the Adviser is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The Adviser is a wholly-owned subsidiary of The John Nuveen Company, the parent of Nuveen.

Nuveen is the sponsor and principal underwriter of the Fund's shares and has sponsored or underwritten more than $60 billion investment company securities. Nuveen and its affiliates have more than $50 billion in assets under management. Today it offers a broad range of quality investments designed for individuals seeking to building and maintain wealth.

Day-to-day investment operations and execution of a specific investment strategies is the responsibility of the Adviser. The Adviser manages the Fund using a team of analysts and portfolio managers that focus on a specific group of funds.

Jeffery W. Maillet is the Executive Managing Director of the Adviser and is primarily responsible for the day to day management of the Fund's portfolio. Mr. Maillet has been employed by Adviser since August 1999. Prior to joining the Adviser, Mr. Maillet was a Senior Vice President of Van Kampen Investment Advisory Corp. Mr. Maillet has 18 years experience in managing portfolios and creating investments, particularly those featuring floating rate senior collateralized loans to companies and other entities in diverse industries and regions.

Management Fees

For providing these services, the Adviser is paid an annual fund management fee according to the following schedule:

--------------------------------------------------------------------------------
Average Daily Net Asset Value                              Management Fee
--------------------------------------------------------------------------------
Less than $1.0 billion                                     _____%
--------------------------------------------------------------------------------
$1.0 billion to $2.0 billion                               _____%
--------------------------------------------------------------------------------
$2.0 billion to $5.0 billion                               _____%
--------------------------------------------------------------------------------
$5.0 billion to $10.0 billion                              _____%
--------------------------------------------------------------------------------
$10.0 billion and over                                     _____%
--------------------------------------------------------------------------------

Custodian

The Fund's securities and cash are held under a custodian agreement by _____ whose principal place of business is ______

Transfer Agent, Shareholder Services Agent and Dividend Paying Agent

Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108, serves as transfer agent, shareholder services agent and dividend paying agent for the Fund's shares.

Year 2000 Readiness

Like other investment companies and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to process correctly date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to address successfully the Year 2000 Issue could result in interruptions to and other material adverse effects on the Fund's business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose senior loan assets are held by the Fund or on global markets or economies generally.

                                 DISTRIBUTIONS

The fund pays dividends monthly and any taxable capital gains once a year in December. The fund declares dividends daily to shareholders of record as of the ninth of each month, generally payable the first business day of the following month.

Payment and Reinvestment Options

The fund automatically reinvests your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen fund. For further information, contact your financial adviser or call Nuveen at 800-257-8787.

                                  TAX MATTERS

The Fund intends to operate as a "regulated investment company" under the Code. To do so, the Fund must meet certain income, distribution and diversification requirements. In any fiscal year in which the Fund so qualifies and distributes to shareholders substantially all of its net investment income and net capital gains, the Fund itself is generally relieved of any federal income or excise tax.

All dividends and capital gains distributed to shareholders are taxable whether they are reinvested or received in cash, unless the shareholder is exempt from taxation or entitled to tax deferral. Dividends paid out of the Fund's investment company taxable income (including interest, dividends, if any, and net short-term capital gains) will be taxable to shareholders as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long a shareholder has held the Fund's shares, and will generally be subject to a maximum federal tax rate of 20%. Early each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. Such dividends and capital gains may also be subject to state or local taxes. Dividends declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

If, pursuant to an offer by the Fund to repurchase its shares, a shareholder tenders all shares of the Fund that he or she owns or is considered to own, the shareholder may realize a taxable gain or loss. This gain or loss will be treated as capital gain or loss if the Fund shares are held as capital assets and will be long-term or short-term depending upon the shareholder's holding period for the shares. If, pursuant to an offer by the Fund to repurchase its shares, a shareholder tenders less than all of the shares of the Fund that he or she owns or is considered to own, the repurchase may not qualify as a sale or exchange, and the proceeds received may be treated as a dividend, return of capital or capital gain, depending on the Fund's earning and profits and the shareholder's basis in the tendered shares. If that occurs, there is a remote risk that non-tendering shareholders may be considered to have received a deemed distribution as a result of the Fund's purchase of tendered shares, and all or a portion of that deemed distribution may be taxable as a dividend.

If a shareholder has not furnished a certified correct taxpayer identification number (generally a Social Security number) and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the taxpayer identification number listed on the account is incorrect or that the shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or repurchases (including exchange repurchases). Amounts withheld are applied to federal tax liability; a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from ordinary income dividends paid to certain non-resident alien and other non-U.S. shareholder accounts.

Congress is currently considering amendments to the federal income tax laws that could, if enacted, alter the tax rates applicable to ordinary income and capital gains and make other changes that could be relevant to shareholders of the Fund. It cannot be predicted whether any of these changes (or other legislative amendments) will become law or when they will take effect.

This is a brief summary of some of the current federal income tax laws that affect an investment in the Fund. Please see the SAI and a tax adviser for further information.

                                 LEGAL MATTERS

The validity of the shares offered hereby will be passed on for the Fund by Bell, Boyd & Lloyd, Chicago, Illinois, counsel to the Fund. Bell, Boyd & Lloyd may rely as to certain matters of Massachusetts law on the opinion of Bingham, Dana LLP, Boston, Massachusetts.

                             TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----
INVESTMENT POLICIES AND INVESTMENT PORTFOLIO..............................   B-1

REPURCHASE OFFER FUNDAMENTAL..............................................  B-12

MANAGEMENT................................................................  B-12

PRINCIPAL SHAREHOLDERS....................................................  B-18

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT....................  B-18

DISTRIBUTION ARRANGEMENTS.................................................  B-19

PORTFOLIO TRANSACTIONS....................................................  B-22

LIQUIDITY REQUIREMENTS....................................................  B-23

NET ASSET VALUE...........................................................  B-24

TAX MATTERS...............................................................  B-25

PERFORMANCE INFORMATION...................................................  B-30

ADDITIONAL INFORMATION ON FUND SHARES.....................................  B-32

INDEPENDENT PUBLIC ACCOUNTANTS, CUSTODIAN AND TRANSFER AGENT..............  B-35

FINANCIAL STATEMENTS......................................................  B-35

APPENDIX A................................................................   A-1

NUVEEN MUTUAL FUNDS

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth

Nuveen Rittenhouse Growth Fund

Growth and Income

European Value Fund
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
Dividend and Growth Fund

Income

Income Fund

Floating Rate Fund

Tax-Free Income

National Municipal Bond Funds

Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds

Arizona                          Louisiana                        North Carolina
California/1/                    Maryland                         Ohio
Colorado                         Massachusetts/1/                 Pennsylvania
Connecticut                      Michigan                         Tennessee
Florida                          Missouri                         Virginia
Georgia                          New Jersey                       Wisconsin
Kansas                           New Mexico
Kentucky                         New York/1/

Cash Reserves
Money Market Fund
Municipal Money Market Fund
California Tax-Exempt Money Market Fund
New York Tax-Exempt Money Market Fund

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Shareholder reports contain management's discussion of market, conditions, investment strategies and performance results as of the fund's latest semi-annual or annual fiscal year end. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for the information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC 0330 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

-------------------
/1/  Long-term and insured long-term portfolios.

Nuveen
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

(800) 257-8787
www.nuveen.com
--------------

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus in connection with the offer made by this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Adviser. This prospectus does not constitute an offer to sell or the solicitation of any offer to buy any security other than the shares offered by this prospectus, nor does it constitute an offer to sell or a solicitation of any offer to buy the shares by anyone in any jurisdiction in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any such person to whom it is unlawful to make such offer or solicitation. Neither the delivery of this prospectus nor any sale made hereunder shall, under any circumstances, create any implication that information contained herein is correct as of any time subsequent to the date hereof. However, if any material change occurs while this prospectus is required by law to be delivered, this prospectus will be amended or supplemented accordingly.

                          PROSPECTUS          , 1999

                             SUBJECT TO COMPLETION

                             DATED _________, 1999

     The information in this statement of additional information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the securities and exchange commission is effective. This statement of additional information is not a prospectus.

                           NUVEEN FLOATING RATE FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                     , 1999

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the Fund dated ______, 1999. This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling
(800) 257-8787. Capitalized terms used but not defined in this Statement of Additional Information have the meanings given to them in the Prospectus.

                               TABLE OF CONTENTS

                                                               Page
                                                               ----
INVESTMENT POLICIES AND INVESTMENT PORTFOLIO..................   B-2
REPURCHASE OFFER FUNDAMENTAL POLICY...........................  B-13
MANAGEMENT....................................................  B-13
PRINCIPAL SHAREHOLDERS........................................  B-19
INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT........  B-19
DISTRIBUTION ARRANGEMENTS.....................................  B-20
PORTFOLIO TRANSACTIONS........................................  B-23
LIQUIDITY REQUIREMENTS........................................  B-24
NET ASSET VALUE...............................................  B-25
TAX MATTERS...................................................  B-26
PERFORMANCE INFORMATION.......................................  B-31
ADDITIONAL INFORMATION ON FUND SHARES.........................  B-33
INDEPENDENT PUBLIC ACCOUNTANTS, CUSTODIAN AND TRANSFER AGENT..  B-36
FINANCIAL STATEMENTS..........................................  B-36
APPENDIX A....................................................   A-1


                  INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

     The Fund's investment objective and certain fundamental investment policies of the Fund are described in the Prospectus. The Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of the
Fund:

     1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 10% of the Fund's total assets would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided that, with respect to 50% of the Fund's assets, the Fund may invest up to 25% of its assets in the securities of any one issuer. For purposes of this restriction, the term issuer includes both the borrower under a loan agreement and the lender selling a participation to the Fund together with any other persons interpositioned between such lender and the Fund with respect to a participation.

     2. Purchase any security if, as a result of such purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of borrowers and other issuers having their principal business activities in the same industry (the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies being treated as separate industries for purposes of this restriction); provided, that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

     3. Issue senior securities (including borrowing money or entering into reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the amount of senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes, or pledge its assets other than to secure such issuance or in connection with hedging transactions, when-issued and delayed delivery transactions and similar investment strategies. The Fund will not purchase additional portfolio securities at any time that borrowings, including the Fund's commitments pursuant to reverse repurchase agreements, exceed 5% of the Fund's total assets (after giving effect to the amount borrowed).

     4. Make loans of money or property to any person, except for obtaining interests in Senior Loans in accordance with its investment objective, through loans of portfolio securities or the acquisition of securities subject to repurchase agreements.

     5. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in certain cases when disposing of its portfolio investments or acting as an agent or one of a group of co-agents in originating Senior Loans.

     6. Purchase or sell real estate, commodities or commodities contracts except pursuant to the exercise by the Fund of its rights under Loan Agreements, except to the extent the interests in Senior Loans the Fund may invest in are considered to be interests in real estate, commodities or commodities contracts and except to the extent that hedging instruments the Fund may invest in are considered to be commodities or commodities contracts.

     For purposes of investment restriction number 2, the Fund will consider all relevant factors in determining whether to treat the Lender selling a Participation and any persons interpositioned between such Lender and the Fund as an issuer, including: the terms of the Loan Agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and the Fund's custodian); the credit quality of such Lender or interpositioned person; general economic conditions applicable to such Lender or interpositioned person; and other factors relating to the degree of credit risk, if any, of such Lender or interpositioned person incurred by the Fund.

     In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

     1. Sell any security "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell financial futures or options, except to the extent that the hedging transactions in which the Fund may engage would be deemed to be any of the foregoing transactions.

     2. Invest in securities of other investment companies, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
          (ii) the rules and regulations promulgated by the Securities and exchange Commission under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. The Fund will rely on representations of Borrowers in Loan Agreements in determining whether such Borrowers are investment companies.

     3. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under Loan Agreements would be deemed to constitute such control or participation.

     The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objective. For example, the Fund may sell portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that the annual portfolio turnover rate of the Fund will not be in excess of 100%. A high rate of portfolio turnover involves correspondingly greater expenses than a lower rate, which expenses must be borne by the Fund and its shareholders.

     The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

     The foregoing fundamental investment policies, together with the investment objective of the Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940 (the "1940

Act"), this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

     The Fund is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act, that continuously offers its shares to the public. The Fund will conduct quarterly repurchase offers for its shares. The Fund's investment manager is Nuveen Senior Loan Asset Management, Inc. (the "Adviser"). The Fund's name was changed from Nuveen Prime Rate Fund on July 19, 1999. The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital. The Fund's principal office is located at 333 West Wacker Drive, Chicago, Illinois 60606.

     The Fund is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself were unable to meet its obligations. The Fund believes the likelihood of these circumstances is remote.

Additional Information About the Fund's Investments

     Originating Senior Loans. Senior Loans are typically arranged through private negotiations between a Borrower and several Lenders represented in each case by one or more such Lenders acting as Agent of the several Lenders. On behalf of the several Lenders, the Agent, which is frequently the entity that originates the Senior Loan and invites the other parties to join the lending syndicate, will be primarily responsible for negotiating the Senior Loan agreements that establish the relative terms, conditions and rights of the Borrower and the several Lenders. The co-agents, on the other hand, are not responsible for administration of a Senior Loan, but are part of the initial group of Lenders that commit to providing funding for a Senior Loan. In large transactions, it is common to have several Agents; however, one such Agent typically has primary responsibility for documentation and administration of the Senior Loan. The Agent is required to administer and manage the Senior Loan and to service or monitor the collateral. The Agent is also responsible for the collection of principal and interest and fee payments from the Borrower and the apportionment of these payments to the credit of all Lenders which are parties to the loan agreement. The Agent is charge with the responsibility of monitoring compliance by the Borrower with the restrictive covenants in the loan agreement and of notifying the Lenders of any adverse change in the Borrower's financial condition. In addition, the Agent generally is responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing the Senior Loan.

     Lenders generally rely on the Agent to collect their portion of the payments on the Senior Loan and to use appropriate creditor remedies against the Borrower. Typically under loan agreements, the Agent is given broad discretion in enforcing the loan agreement and is obligated to use the same care it would use in the management of its own property. The Borrower compensates the Agent for these services. Such compensation may include special fees paid on structuring and funding the Senior Loan and other fees paid on a continuing basis. The precise duties and rights of an Agent are defined in the loan agreement.

     When the Fund is an Agent, it has, as a party to the loan agreement, a direct contractual relationship with the Borrower and, prior to allocating portions of the Senior Loan to Lenders, if any, assumes all risks associated with the Senior Loan. The Agent may enforce compliance by the Borrower with the terms of the loan agreement. Agents also have voting and consent rights under the applicable loan agreement. Action subject to Agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the Senior Loan, which percentage varies depending on the relevant loan agreement. Certain decisions, such as reducing the amount of increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefor, frequently require the unanimous or consent of all Lenders affected.

     Pursuant to the terms of a loan agreement, the Fund as Agent typically has sole responsibility for servicing and administering a loan on behalf of the other Lenders. Each Lender in a Senior Loan is generally responsible for performing their own credit analysis and their own investigation of the financial condition of the Borrower. Generally, loan agreements will hold the Fund liable for any action taken or omitted that amounts to gross negligence or will misconduct. In the event of a Borrower's default on a loan, the loan agreements provide that the Lenders do not have recourse against the Fund for its activities as Agent. Instead, Lenders will be required to look to the Borrower for recourse.

     Acting in the capacity of an Agent in a Senior Loan may subject the Fund to certain risks in addition to those associated with the Fund's current role as a Lender. An Agent is charged with the above described duties and responsibilities to Lenders and Borrowers subject to the terms of the loan agreement. Failure to adequately discharge such responsibilities in accordance with the standard of care set forth in the loan agreement may expose the Fund to liability for breach of contract. If a relationship of trust is found between the Agent and the Lenders, the Agent will be held to a higher standard of conduct in administering the loan. In consideration of such risks, the Fund will invest no more than 10% of its total assets in Senior Loans in which it acts as Agent or co-agent and the size of any individual loan will not exceed 5% of the Fund's total assets.

     Interest Rate and Other Hedging Transactions. The Fund may enter into various interest rate hedging and risk management transactions. Certain of these interest rate hedging and risk management transactions may be considered to involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on a particular investment or portion of its portfolio, and may also enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. In addition, the Fund may also engage in hedging transactions to seek to protect the value of its portfolio against declines in net asset value resulting from changes in interest rates or other market changes. The Fund does not intend to engage in such transactions to enhance the yield on its portfolio to increase income available for distributions. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging and risk management techniques described below. The Fund will not engage in any of the transactions for speculative purposes and will use them only as a means to hedge or manage the risks associated with assets held in, or anticipated to be purchased for, the Fund's portfolio or obligations incurred by the Fund. The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Adviser possesses the skills necessary for the successful utilization of hedging and risk management transactions. The Fund will incur brokerage and other costs in connection with its hedging transactions.

     The Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest, e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a senior bank loan in its portfolio, the Borrower to which has selected an interest rate redetermination period of one year. The Fund could exchange the Borrower's obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Fund would consider the interest rate redetermination period of such senior bank loan to be the shorter period.

     The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

     In circumstances in which the Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged.

     The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Adviser's ability to predict correctly the direction and extent of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if the Adviser's judgment about the direction or extent of the movement in interest rates in incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.

     Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, the Adviser and the Fund believe such obligations do not constitute senior securities. The Fund usually will enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements for each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as Agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps of floors at prices or on terms the Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

     New financial products continue to be developed and the Fund may invest in any such products as may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.

     High-Yield/High Risk Securities ("Junk Bonds"). The Fund may purchase senior bank loans and other securities that are rated below investment grade or are unrated but that the Adviser considers to be of comparable quality. Securities rated below investment grade (BB/Ba or lower) are commonly known as "high-yield," "high risk" or "junk" bonds. Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

          (1) Effect of Interest Rates and Economic Changes. The junk bond market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

          All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. In addition, the market values of junk bonds tend to reflect individual corporate developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bonds also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bonds may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than by an issuer of higher rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond defaults, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these and thus in the Fund's net asset value.

          As previously stated, the value of a junk bond will generally decrease in a rising interest rate market and, accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bonds, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

          (2) Payment Expectations. Junk bond securities typically contain redemption, call, or prepayment provisions that permit the issuer of securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding securities, which could result in a lower return for the Fund.

          (3) Credit Ratings. Credit ratings are issued by credit rating agencies and are indicative of the rated securities' safety of principal and interest payments. They do not, however, evaluate the market value risk of junk bonds and, therefore, may not fully reflect the true risks of such an investment. In addition, credit rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bonds will depend more upon credit analysis by the Adviser than investments in investment grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of the issuer's existing debt, capital structure, ability to service debts and pay dividends, sensitivity to economic conditions, operating history, and current earnings trend. The Adviser continually monitors the Fund's investments and carefully evaluates whether to dispose of or to retain junk bonds whose credit ratings or credit quality may have changed.

          (4) Liquidity and Valuation. The Fund may have difficulty disposing of certain junk bonds because there may be a thin trading market for such securities. Not all dealers maintain markets in all junk bonds. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of junk bonds, especially in a thinly traded market.


     Equity Securities and Warrants. The Fund can invest up to 20% of its total assets in warrants, equity securities and, and, in limited circumstances, junior debt securities acquired in connection with the Fund's investments in senior bank loans. Equity securities fluctuate in price, and short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio holdings change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. Warrants are options to purchase equity securities at prices valid for a specific period of time. Their prices do not necessarily parallel to the prices of the underlying securities. Warrants have no voting rights, no dividends and no rights with respect to the assets of the issuer.

     Short-Term Securities. During normal market conditions, the Fund may invest up to 20% of its total assets in high quality, short-term debt securities with remaining maturities of one year or less. These may include:

     (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

     (2) Certificates of Deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's applicable restriction on investment in illiquid securities. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the dated specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

     (3) Bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

     (4) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time of the transaction and at all times during the term of the repurchase agreement. The Adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

     (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

     (6) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of the Adviser, of comparable quality.

                      REPURCHASE OFFER FUNDAMENTAL POLICY


     The Board of Trustees has adopted a resolution setting forth the Fund's fundamental policy that it will conduct quarterly Repurchase Offers (the "Repurchase Offer Fundamental Policy").

     The Repurchase Offer Fundamental Policy states that the Fund will make Repurchase Offers at periodic intervals of three months between Repurchase Request Deadlines, such Repurchase Request Deadlines to be on the ______ of the months of ____, _____, _____ and _____. The Repurchase Offer Fundamental Policy also provides that the Pricing Date will be no later than __ calendar days after each Repurchase Request Deadline (or the next business day if the __th calendar day is not a business day).

     The Repurchase Offer Fundamental Policy may be changed only with approval of a majority of the Fund's outstanding voting securities.


The First Repurchase Offer is scheduled to commence in _______.


                                  MANAGEMENT

Trustees and Officers

     The management of the Fund, including general supervision of the duties performed for the Fund under the Management Agreement, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at six, one of whom is an "interested person" (as the term "interested" persons is defined in the Investment Company Act of 1940) and five of whom are not "interested" persons. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Fund indicated by an asterisk. As of August 17, 1999 Timothy R. Schwertfeger was the sole Trustee of the Fund. However, it is expected that the other Trustees listed below will be elected at the organizational meeting of the Fund prior to the effective date of the Fund's registration statement.


                              Date of       Positions and          Principal Occupations During Past
     Name and Address          Birth    Offices with the Fund                 Five Years
---------------------------  ---------  ---------------------    -------------------------------------
Timothy R. Schwertfeger*      3/28/49   Chairman and Trustee     Chairman since July 1, 1996 of The
333 West Wacker Drive                                            John Nuveen Company, John Nuveen &
Chicago, IL  60606                                               Co. Incorporated, Nuveen Advisory
                                                                 Corp. and


                              Date of       Positions and          Principal Occupations During Past
     Name and Address          Birth    Offices with the Fund                 Five Years
---------------------------  ---------  ---------------------    -------------------------------------

                                                                 Nuveen Institutional Advisory
                                                                 Corp.; prior thereto, Executive Vice
                                                                 President and Director of The John
                                                                 Nuveen Company, John Nuveen &
                                                                 Co. Incorporated, Nuveen Advisory
                                                                 Corp. and Nuveen Institutional
                                                                 Advisory Corp.; Chairman and
                                                                 Director (since January 1997) of
                                                                 Nuveen Asset Management, Inc.;
                                                                 Director (since 1996) of
                                                                 Institutional Capital Corporation;
                                                                 Chairman and Director of Rittenhouse
                                                                 Financial Services Inc. (since 1999).

James E. Bacon                2/27/31       Trustee              Business consultant; Director of
114 W. 4th St.                                                   Lone Star Industries, Inc. (cement);
New York, NY  10036                                              retired.

Jack B. Evans                10/22/48       Trustee              President, The Hall-Perrine
115 Third Street, S.E.                                           Foundation, a private philanthropic
Cedar Rapids, IA  52401                                          corporation (since 1996); formerly
                                                                 President and Chief Operating
                                                                 Officer, SCI Financial Group, Inc.,
                                                                 a regional financial services firm.

William L. Kissick            7/29/32       Trustee              Professor, School of Medicine and
University of Pennsylvania                                       the Wharton School of Management and
224 NEB/2L                                                       Chairman, Leonard Davis Institute of
Philadelphia, PA  19104                                          Health Economics, University of
                                                                 Pennsylvania.

Thomas E. Leafstrand         11/11/31       Trustee              Retired, previously Vice President
412 W. Franklin                                                  in charge of Municipal Underwriting
Wheaton, IL  60187                                               and Dealer Sales at The Northern
                                                                 Trust Company.

Sheila W. Wellington          2/24/32       Trustee              President (since 1993) of Catalyst
250 Park Avenue                                                  (a not-for-profit organization
New York, NY  10003                                              focusing on women's leadership
                                                                 development in business and the
                                                                 professions).


                              Date of       Positions and          Principal Occupations During Past
     Name and Address          Birth    Offices with the Fund                 Five Years
---------------------------  ---------  ---------------------  -------------------------------------

Alan G. Berkshire            12/28/60    Vice President and      Vice President and General Counsel
333 West Wacker Drive                    Assistant Secretary     (since September 1997) and Secretary
Chicago, IL  60606                                               (since May 1998) of the John Nuveen &
                                                                 Co. Incorporated; Vice President
                                                                 (since Sept. 1997) and Assistant
                                                                 Secretary (since July 1999) of
                                                                 Nuveen Advisory Corp. and Nuveen
                                                                 Institutional Advisory Corp., prior
                                                                 thereto, Partner in the law firm of
                                                                 Kirkland & Ellis.

Peter H. D'Arrigo            11/28/67    Vice President and      Vice President of John Nuveen & Co.
333 West Wacker Drive                         Treasurer          Incorporated; (January 1999), prior
Chicago, IL  60606                                               thereto, Assistant Vice President
                                                                 (January 1997); formerly, Associate
                                                                 of John Nuveen & Co. Incorporated;
                                                                 Chartered Financial Analyst.

Michael S. Davern             6/26/57      Vice President        Vice President of Nuveen Advisory
333 West Wacker Drive                                            Corp. (since January 1997); prior
Chicago, IL   60606                                              thereto, Vice President and
                                                                 Portfolio Manager (since September
                                                                 1991) of Flagship Financial.

Lorna C. Ferguson            10/24/45     Vice President        Vice President of John Nuveen & Co.
333 West Wacker Drive                                            Incorporated; Vice President (since
Chicago, IL  60606                                               January 1998) of Nuveen Advisory
                                                                 Corp. and Nuveen Institutional
                                                                 Advisory Corp.

William M. Fitzgerald         3/2/64       Vice President        Vice President of Nuveen Advisory
333 West Wacker Drive                                            Corp. (since December 1995);
Chicago, IL   60606                                              Assistant Vice President of Nuveen
                                                                 Advisory Corp. (from September 1992
                                                                 to December 1995), prior thereto
                                                                 Assistant Portfolio Manager of
                                                                 Nuveen Advisory Corp.


                              Date of       Positions and          Principal Occupations During Past
     Name and Address          Birth    Offices with the Fund                 Five Years
-------------------------    ---------  ---------------------    -------------------------------------

Stephen D. Foy                5/31/54    Vice President and      Vice President of John Nuveen & Co.
333 West Wacker Drive                        Controller          Incorporated; Certified Public
Chicago, IL   60606                                              Accountant.

J. Thomas Futrell              7/5/55      Vice President        Vice President of Nuveen Advisory
333 West Wacker Drive                                            Corp.; Chartered Financial Analyst.
Chicago, IL   60606

Richard A. Huber              3/26/63      Vice President        Vice President of Nuveen
333 West Wacker Drive                                            Institutional Advisory Corp. (since
Chicago, IL   60606                                              March 1998) and Nuveen Advisory
                                                                 Corp. (since January 1997); prior
                                                                 thereto, Vice President and
                                                                 Portfolio Manager of Flagship
                                                                 Financial.

Steven J. Krupa               8/21/57      Vice President        Vice President of Nuveen Advisory
333 West Wacker Drive                                            Corp.
Chicago, IL   60606

Jeffrey W. Maillet            9/30/56      Vice President        Executive Managing Director of the
333 West Wacker Drive                                            Adviser; prior thereto, Senior Vice
Chicago, IL   60606                                              President of Van Kampen Investment
                                                                 Advisory Corp.

                              Date of       Positions and        Principal Occupations During Past
     Name and Address         Birth    Offices with the Fund               Five Years
------------------------    ---------  ---------------------    ---------------------------------
Larry W. Martin              7/27/51     Vice President and    Vice President, Assistant Secretary
333 West Wacker Drive                    Assistant Secretary   and Assistant General Counsel of
Chicago, IL   60606                                            John Nuveen & Co. Incorporated; Vice
                                                               President and Assistant Secretary of
                                                               Nuveen Advisory Corp. and Nuveen
                                                               Institutional Advisory Corp.; Vice
                                                               President and Assistant Secretary
                                                               (since January 1997) of Nuveen Asset
                                                               Management, Inc.; Assistant
                                                               Secretary of The John Nuveen Company.

Edward F. Neild, IV           7/7/65       Vice President      Vice President (since September
333 West Wacker Drive                                          1996), previously Assistant Vice
Chicago, IL   60606                                            President (since December 1993) of
                                                               Nuveen Advisory Corp., Portfolio
                                                               Manager prior thereto; Vice
                                                               President (since September 1996),
                                                               previously Assistant Vice President
                                                               (since May 1995), of Nuveen
                                                               Institutional Advisory Corp.,
                                                               Portfolio Manager prior thereto;
                                                               Chartered Financial Analyst.

Stephen S. Peterson          9/20/57       Vice President      Vice President (since September
333 West Wacker Drive                                          1997), previously Assistant Vice
Chicago, IL   60606                                            President (since September 1996),
                                                               Portfolio Manager prior thereto;
                                                               Chartered Financial Analyst.

Stuart W. Rogers              5/1/56       Vice President      Vice President of John Nuveen & Co.
333 West Wacker Drive                                          Incorporated.
Chicago, IL   60606

Thomas C. Spalding, Jr.      7/31/51       Vice President      Vice President of Nuveen Advisory
333 West Wacker Drive                                          Corp. and Nuveen Institutional
Chicago, IL   60606                                            Advisory Corp.; Chartered Financial
                                                               Analyst.


                              Date of       Positions and        Principal Occupations During Past
   Name and Address            Birth    Offices with the Fund               Five Years
----------------------       ---------  ---------------------  -------------------------------------

William S. Swanson            7/20/65      Vice President      Vice President of John Nuveen & Co.
333 West Wacker Drive                                          Incorporated (since October 1997),
Chicago, IL   60606                                            prior thereto, Assistant Vice
                                                               President (since September 1996);
                                                               formerly, Associate of John Nuveen &
                                                               Co. Incorporated; Chartered
                                                               Financial Analyst.

Gifford R. Zimmerman           9/9/56    Vice President and    Vice President, Assistant Secretary
333 West Wacker Drive                         Secretary        and Associate General Counsel of
Chicago, IL   60606                                            John Nuveen & Co. Incorporated; Vice
                                                               President (since May 1993) and
                                                               Secretary (since July 1999) of
                                                               Nuveen Advisory Corp. and Nuveen
                                                               Institutional Advisory Corp.;
                                                               Assistant Secretary, The John Nuveen
                                                               Company (since May 1994); Chartered
                                                               Financial Analyst.


     Thomas E. Leafstrand and Timothy R. Schwertfeger serve as members of the Executive Committee of the Board of Trustees of the Fund. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. Mr. Schwertfeger is also a director or trustee, as the case may be, of 103 Nuveen open-end and closed-end funds advised by Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.

     The other trustees of the Trust are directors or trustees, as the case may be, of 6 Nuveen open-end funds and 6 Nuveen closed-end funds advised by Nuveen Institutional Advisory Corp.

     The following table sets forth estimated compensation to be paid the Fund projected through the end of the Fund's first full fiscal year. The Fund has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Fund.


                            Estimated Aggregate           Estimated Total Compensation
Name of Trustee             Compensation From Fund*       From Fund and Fund Complex**
---------------             -----------------------       ----------------------------
James E. Bacon

Jack B. Evans

William L. Kissick

Thomas E. Leafstrand

Sheila W. Wellington

--------------------

     * Based on the estimated compensation to be earned by the independent trustees for the period from inception to the fiscal year ending _______ for services to the Fund.

     **Based on the estimated compensation paid to the trustees for the one year period ending 12/31/99 for services to the open-end and closed-end funds advised by the Adviser.

     (1) Includes $_____ in estimated deferred compensation.
     (2) Includes $_____ in estimated deferred compensation.
     (3) includes $_____ in estimated deferred compensation.

     No Fund has any employees. Its officers are compensated by the Adviser or Nuveen.


                            PRINCIPAL SHAREHOLDERS

          As of the date of this prospectus, _______ owns 100% of the issued and outstanding Shares and, until the Fund completes the public offering of the Shares, _______ will be deemed to control the Fund under the 1940 Act.



            INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

     Nuveen Senior Loan Asset Management Inc. acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. The Adviser also administers the Fund's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if elected to such positions.

     Pursuant to an investment management agreement between the Adviser and the Fund, the Fund has agreed to pay an annual management fee at the rates set forth below.

Average Daily Net Asset Value Fee                 Management Fee
---------------------------------                 --------------

Less than $1.0 billion                                   %
$1.0 billion to $2.0 billion                             %
$2.0 billion to $5.0 billion                             %
$5.0 billion to $10.0 billion                            %
$10.0 billion and over                                   %

     The Adviser has entered into a voluntarily expense limitation of ______ which may be modified or discontinued without notice at the Adviser's discretion.

     In addition to the management fee, the Fund pays all other costs and expenses of its operations and a portion of the Fund's general administrative expenses.

     The Adviser is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Fund's principal underwriter. Nuveen and its affiliates have sponsored or underwritten more than $60 billion of investment company securities. Over 1,300,000 individuals have invested to date in Nuveen investment products. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries.

     The Fund, the other Nuveen funds, the Adviser and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, the Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.


                           DISTRIBUTION ARRANGEMENTS

     The Fund has entered into an Underwriting and Distribution Services Agreement with Nuveen (the "Distribution Agreement"), which has been filed as an exhibit to the Registration Statement of which this SAI is a part. The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement. Subject to the terms and conditions of the Distribution Agreement, the Fund may issue and sell shares of the Fund from time to time through Nuveen, which is the principal underwriter of the shares, and through certain broker-dealers and other financial services firms which have entered into dealer agreements with Nuveen ("Authorized Dealers"). Each class of shares will be offered on a continuous basis, at net asset value per share after the Initial Offering Period. Shareholders will have the option of submitting shares for repurchase quarterly.

     Shares of the Fund are being offered during an initial period scheduled to end on ____________, 1999 on a best efforts basis through Nuveen, subject to the terms and conditions of the Distribution Agreement (the "Initial Offering Period"). The Initial Offering Period is subject to adjustment by agreement between the Fund and Nuveen.

     All subscriptions received by Authorized Dealers during the Initial Offering Period will be forwarded to the Fund on the expiration date of the Initial Offering Period, and shares will be issued subject to settlement of those trades. Nuveen will not accept subscriptions from investors other than Authorized Dealers prior to the expiration of the Initial Offering Period. To the extent that investors make payment to Authorized Dealers prior to the expiration of the Initial Offering Period, Authorized Dealers may benefit from the temporary use of the funds.

     Nuveen is the principal underwriter and distributor of the Fund's shares and acts as agent of the Fund in the continuous offering of the Fund's shares. The Fund and Nuveen reserve the right to withdraw, cancel or modify the offering of shares during the Initial Offering Period without notice and the Fund reserves the right to refuse any order for shares in whole or in part.

     Nuveen will compensate Authorized Dealers participating in the Initial Offering Period at a rate of _____% of the aggregate sales price of the shares purchased from the Fund by or through such Authorized Dealers.
Authorized Dealers that submit orders for shares after the expiration of the Initial Offering Period will be compensated at a rate of 3.00% of the sales price. In addition, Nuveen may, from time to time, pay or allow to Authorized Dealers a _____% commission on the amount of shares of the Fund sold under the following conditions: _____

     In addition to the discounts or commissions described above, Nuveen may, during the Initial Offering Period and from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash compensation, to Authorized Dealers that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain Authorized Dealers that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by Nuveen.

     After the expiration of the Initial Offering Period, Nuveen and Authorized Dealers will sell shares of the Fund in a continuous offering through Nuveen and Authorized Dealers at the public offering price, which will be the net asset value per share next determined after receipt of an order by Nuveen.

     Settlements of sales of shares will normally occur on the third business day following the date on which any such sales are made.

     The Fund anticipates that, from time to time, certain Authorized Dealers may act as brokers or dealers in connection with the execution of its portfolio transactions.

     Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. Delays may be experienced in the share repurchase procedure, described below, if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond value of 2% or more of the certificate value is normally required).

     Brokers, banks and other financial service providers may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and Nuveen may pay them a transaction fee up to the level of the discount or commission allowable or payable to the Authorized Dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Brokers, banks or other financial service providers may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Nuveen does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

     After the Initial Offering Period, orders for the purchase of shares will be confirmed at a price based on the net asset value per share of the Fund next determined after receipt in good order by Nuveen of the order accompanied by payment. However, orders received by Authorized Dealers prior to the determination of net asset value and received in good order by Nuveen prior to the close of its business day will be confirmed at a price based on the net asset value per share on that day. The Fund reserves the right to determine its net asset value more frequently than once a day if deemed desirable. Authorized Dealers are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

     Authorized Dealers provide varying arrangements for their clients to purchase, and submit to the Fund for repurchase the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Authorized Dealers may arrange with their clients for other investment or administrative services. Such Authorized Dealers may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Authorized Dealers also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Authorized Dealer. Certain of these Authorized Dealers may receive compensation from the Fund through Nuveen for record keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and repurchase of shares or the reinvestment of dividends may not be available through such Authorized Dealers. Some Authorized Dealers may participate in a program allowing them access to their clients' accounts for servicing, including, without limitation, transfers or registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such Authorized Dealers, including affiliates of Nuveen, may receive compensation from the Fund for these services. This Prospectus should be read in connection with such Authorized Dealers' materials regarding their fees and services.


Distribution Expenses

     Nuveen serves as the selling agent and distributor of the Fund's shares.
In this capacity, Nuveen manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to Authorized Dealers, the Fund has adopted a distribution and service plan.

     Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to Authorized Dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate Authorized Dealers, including Nuveen, for providing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, the expenses of preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Certain Trustees or officers of the Fund are also Trustees or officers of the Adviser or the Distributor, as indicated under "Officers and Trustees."


                            PORTFOLIO TRANSACTIONS

     The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained through other means. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the 1940 Act.

     With respect to interests in Senior Loans, the Fund generally will engage in privately negotiated transactions for purchase or sale in which the Adviser will negotiate on behalf of the Fund, although a more developed market may exist for certain Senior Loans. The Fund may be required to pay fees, or forgo a portion of interest and any fees payable to the Fund, to the Lender selling Participations or Assignments to the Fund. The Adviser will determine the Lenders from whom the Fund will purchase Assignments and Participations by considering their professional ability, level of service, relationship with the Borrower, financial condition, credit standards and quality of management. Although the Fund intends generally to hold interests in Senior Loans until maturity or prepayment of the Senior Loan, the illiquidity of many Senior Loans may restrict the ability of the Adviser to locate in a timely manner persons willing to purchase the Fund's interests in Senior Loans at a fair price should the Fund desire to sell such interests. See "The Fund's Investments."

     The Fund expects that substantially all other portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, does not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. It is the policy of the Adviser to seek the best execution under the circumstances of each trade. The Adviser evaluates price as the primary consideration, with the financial condition, reputation and responsiveness of the dealer considered secondary in determining best execution. Given the best execution obtainable, it will be the Adviser's practice to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to the Adviser. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to the Adviser's own research efforts, the receipt of research information is not expected to reduce significantly the Adviser's expenses. While the Adviser will be primarily responsible for the placement of the business of the Fund, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees of the Fund.

     The Adviser may manage other investment accounts and investment companies for other clients which have investment objectives similar to those of the Fund. Subject to applicable laws and regulations, the Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In making such allocations the main factors to be considered will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from the Adviser's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

     Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The rule sets forth requirements relating to, among other things, the terms of an issue purchased by the Fund, the amount which may be purchased in any one issue and the assets of the Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the rule must be approved at least quarterly by the Board of Trustees of the Fund, including a majority of the members thereof who are not interested persons of that Fund.


                             LIQUIDITY REQUIREMENTS

     From the time that the Fund sends a Notification to shareholders until the Pricing Date, the Fund will maintain a percentage of the Fund's assets equal to at least 100 percent of the Repurchase Offer Amount in assets: (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the asset within the time period between the Repurchase Request Deadline and the next Repurchase Payment Deadline; or (b) that mature by the next Repurchase Payment Deadline.

     In the event that the Fund's assets fail to comply with the requirements in the preceding paragraph, the Board shall cause the Fund to take such action as the Board deems appropriate to ensure compliance.

                                NET ASSET VALUE

     The Fund's net asset value per share is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued but not yet collected, less liabilities, and dividing by the total number of shares outstanding. The result rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the Fund's Board of Trustees or its delegate, the Adviser.

     Interests in Senior Loans will be valued by the Adviser on behalf of the Fund on the basis of market quotations and transactions in instruments which the Adviser believes may be comparable to Senior Loan interests with respect to the following characteristics: credit quality, interest rate, interest rate reset period and maturity. Such instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loan interests in the Fund's portfolio. In determining the relationship between such instruments and the Senior Loan interests in the Fund's portfolio, the Adviser will consider on an ongoing basis, among other factors, (i) the credit worthiness of the Borrower and (ii) the current interest rate, the period until next interest rate reset and maturity of such Senior Loan interests. It is expected that the Fund's net asset value will fluctuate as a function of interest rate and credit factors. Because of the short-term nature of such instruments, however, the Fund's net asset value is expected to fluctuate less in response to changes in interest rates than the net asset values of investment companies with portfolios consisting primarily of fixed-income or longer term securities.

     The Adviser believes that Lenders selling Senior Loan interests or otherwise involved in a Senior Loan transaction may tend, in valuing Senior Loan interests for their own account, to be less sensitive to interest rate and credit quality changes and, accordingly, the Adviser does not intend to rely solely on such valuations in valuing the Senior Loan interests for the Fund's account. In addition, because a secondary trading market in Senior Loans has not yet fully developed, in valuing Senior Loans, the Adviser may not rely solely on but may consider, to the extent the Adviser believes such information to be reliable, prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions in Senior Loans. To the extent that an active secondary market in Senior Loan interests develops to a reliable degree, the Adviser may rely to an increasing extent on such market prices and quotations in valuing the Senior Loan interests in the Fund's portfolio. In light of the senior nature of Senior Loan interests that may be included in the Fund's portfolio and taking into account the Fund's access to non-public information with respect to Borrowers relating to such Senior Loan interests, the Adviser does not currently believe that consideration on a systematic basis of ratings provided by any nationally recognized statistical rating organization or price fluctuations with respect to long- or short-term debt of such Borrowers subordinate to the Senior Loans of such Borrowers is necessary for the determination of the value of such Senior Loan interests. Accordingly, the Adviser generally will not systematically consider (but may consider in certain instances) and, in any event, will not rely upon such ratings or price fluctuations in determining the value of Senior Loan interests in the Fund's portfolio.

     Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation.

     Short-term obligations which mature in 60 days or less will be valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less, or will be valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets will be valued at fair value as determined in good faith by or on behalf of the Trustees.

                                  TAX MATTERS

     Set forth below is a discussion of certain U.S. Federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund

     The Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, the Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, the Fund must diversify its holdings so that, at the close of each quarter of the taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

     As a regulated investment company, the Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). The Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the Shareholder under clause (ii) of the preceding sentence. The Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

     Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     Distributions by the Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Any net long-term capital gains realized by the Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Fund. Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

     If the Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer the Fund's losses, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Prior to purchasing shares in the Fund, an investor should carefully consider the impact of dividends or distributions which are expected to be or have been declared, but not paid. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

     Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31.

     If pursuant to an offer by the Fund to repurchase its shares, a shareholder tenders all shares of the Fund that he or she owns or is considered to own, the shareholder may realize a taxable gain or loss. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) with respect to securities will be taxed at a maximum rate of 20%, while short-term capital gains and other ordinary income will be taxed at a maximum rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

     All or a portion of a sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if the shareholder purchases other shares of the Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     In order to avoid a 4% federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

     If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's earnings and profits.

     The Fund is required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

     The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

Fund Investments

     Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

     Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

                            PERFORMANCE INFORMATION

     The Fund may quote yield figures from time to time. The "Yield" of the Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

The Yield formula is as follows:  YIELD = 2[((a-b/cd) +1)/6/ -1].

          Where:    a    =    dividends and interest earned during the period.
                              (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)

                    b    =    expenses accrued for the period (net of
                              reimbursements).
                    c    =    the average daily number of shares outstanding
                              during the period that were entitled to receive
                              dividends.
                    d    =    the ending net asset value of the Fund for the
                              period.

     The Fund may quote total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

Average Annual Total Return is computed as follows: ERV = P(1+T)/n/

     Where:    P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years
               ERV  =    ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the period at the end of the period (or fractional portion thereof).

     The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds as categorized by Lipper, Inc. ("Lipper"), Morningstar or other independent services. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial ("Bloomberg") and Lipper, that the Fund believes to be generally accurate.

     Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.

     The following table is intended to provide investors with a comparison of short-term money market rates. This comparison should not be considered a representation of future money market rates, nor what an investment in the Fund may earn or what an investor's yield or total return may be in the future.

                                 COMPARISON OF
                             MONEY MARKET RATE AND
                        LONDON INTER-BANK OFFERED RATE
                      (AS OF 12/31 OF EACH CALENDAR YEAR)

                        1985        1986        1987        1988        1989
3 Month Treasury     7.1000%     5.5300%     5.7700%     8.0700%
  Bill Rate (1)

3 Month LIBOR (2)         8.0000%     6.3750%    7.4375%    9.6200%


                                 COMPARISON OF
                             MONEY MARKET RATE AND
                         LONDON INTER-BANK OFFERED RATE
                      (AS OF 12/31 OF EACH CALENDAR YEAR)

                             1995        1996        1997        1998
3 Month Treasury Bill     5.1400%     4.9100%     5.1600%
  Rate (1)
3 Month LIBOR (2)         6.6250%     5.5625%     5.8125%

(1)  The 3 Month Treasury Bill Rate. Source: Bloomberg.

(2) The 3 Month London Inter-Bank Offered Rate represents the rate at which most creditworthy international banks dealing in Eurodollars charge each other for large loans. Source: Bloomberg.

                     ADDITIONAL INFORMATION ON FUND SHARES

     Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among the Fund's classes of shares.

     Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

     The minimum initial investment is $3,000 per Fund share class ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $500 for accounts opened through certain fee based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account; and $50 through systematic investment plan accounts).

     Class R Shares are available for purchases of $2.5 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

     . officers, trustees and former trustees of Nuveen and Flagship Funds and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

     . bona fide, full-time and retired employees and directors of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

     . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

     . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

     . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

     . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

     . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

     Any shares purchased by investors falling within any of the first four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.

     In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such unit investment trusts in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen fund into Class R Shares of any other Nuveen fund.

     The reduced sales charge programs may be modified or discontinued by the Fund at any time.

     Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers as other classes of shares.

     For more information, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Early Withdrawal Charge

     In the case of Class B Shares repurchased within five years of purchase, an early withdrawal charge ("EWC") is imposed, beginning at 3% for repurchases within the first year, declining to 2.5% for repurchases within year two and declining by .5% each year thereafter until disappearing after the fifth year. Class C Shares are repurchased at net asset value, without any EWC, except that a EWC of 1% is imposed upon Class C Shares that are repurchased within 12 months of purchase.

     In determining whether a EWC is payable, the Fund will first repurchase shares not subject to any charge, or that represent an increase in the value of the Fund account due to capital appreciation, and then will repurchase shares held for the longest period, unless the shareholder specifies another order. No EWC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no EWC will be charged on exchanges of Fund shares into another Nuveen mutual fund or Nuveen money market fund. You may not exchange Class B Shares for shares of a Nuveen money market fund.

     The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The EWC is calculated based on the lower of the repurchased shares' cost or net asset value at the time of the repurchase and is deducted from the proceeds. Nuveen receives the amount of any EWC shareholders pay. If Class A or Class C Shares subject to a EWC are exchanged for shares of a Nuveen money market fund, the EWC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the EWC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable EWC would be reduced in accordance with applicable rules by the amount of any service or distribution plan payments to which those money market funds shares may be subject.

     The EWC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; and 2) in connection with the exercise of a reinstatement privilege whereby the proceeds of a repurchase of the Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; and If the Fund waives or reduces the EWC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a EWC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended, as if the Fund were an open-end investment company.

General Matters

     Exchanges of Fund shares for the same class of another Nuveen mutual fund or Nuveen money market fund may be made during any quarterly repurchase period. Exchanges of shares of the Fund for shares of a Nuveen money market fund may be made only on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

     Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

          INDEPENDENT PUBLIC ACCOUNTANTS, CUSTODIAN AND TRANSFER AGENT

     The Statement of Net Assets of the Fund as of September __, 1999 appearing in this Statement of Additional Information has been audited by Ernst & Young LLP, 223 South Wacker Drive, Chicago, Illinois 60606, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP provides accounting and auditing services to the Fund.

     _________________ is the Fund's custodian and maintains custody of all securities and cash held by the Fund. The Fund's transfer, shareholder services and dividend paying agent is The Chase Manhattan Bank.

                              FINANCIAL STATEMENTS

                                   [TO COME]

               APPENDIX A -- RATINGS OF FIXED INCOME INVESTMENTS

                  STANDARD & POOR'S RATINGS GROUP BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-- edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                          PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

     1.   Financial Statements:

     Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by pre-effective amendment to this registration statement.

     2.   Exhibits:

a.   Amended and Restated Declaration of Trust dated July 16, 1999.

b.   By-Laws of Registrant.

c.   None.

d.   None.

e.   None.

f.   None.

g. Form of Investment Management Agreement between Registrant and Nuveen Senior Loan Asset Management Inc.*

h.1  Form of Underwriting Agreement.*

h.2  Form of Selling Agreement.*

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*

j.   Form of Custody Agreement between Registrant and ________________________.*

k.1 Form of Shareholder Transfer Agency Agreement between Registrant and The Chase Manhattan Bank.*

k.2  Form of Distribution and Service Plan.*

k.3  Form of Multiple Class Plan.*

l.1  Opinion and consent of Bell, Boyd & Lloyd.*

l.2  Opinion and consent of Bingham Dana LLP.*

m.   None.

n.   Consent of Ernst & Young LLP.*

o.   None.

p. Form of Subscription Agreement of Nuveen Senior Loan Asset Management Inc. dated ____, 1999.*

q.   None.

r.   None.

s.   Power of Attorney for Timothy R. Schwertfeger.

___________________
* To be filed by amendment.

Item 25: Marketing Arrangements

See form of Selling Agreement to be filed by amendment as exhibit h.2 to this registration statement.

Item 26: Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees                         $
National Association of Securities Dealers, Inc. fees
Printing and engraving expenses                                 *
Legal Fees                                                      *
Accounting expenses                                             *
Blue Sky filing fees and expenses                               *
Transfer agent fees                                             *
Miscellaneous expenses                                          *
                                                          -------
          Total                                                 *
                                                          =======

------------

     *To be completed by amendment. Expenses may be reduced pursuant to the agreement of John Nuveen & Co. Incorporated to pay (i) all Registrant's organizational expenses and (ii) offering costs that exceed $.__ per Common Share.

Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At August 13, 1999


              Title of Class                    Record Holder
              --------------                    -------------
       Common Shares, $.01 par value                  0


Item 29: Indemnification

     Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

     Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

     No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

     (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

     (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

     As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful).

     Section 8 of the Underwriting Agreement filed as Exhibit h to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.


Item 30: Business and Other Connections of Investment Adviser

     Nuveen Senior Loan Asset Management Inc. serves as investment adviser to Registrant. Nuveen Senior Loan Asset Management Inc. has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part A of this Registration Statement.

Item 31: Location of Accounts and Records

     Nuveen Senior Loan Asset Management Inc., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

     The Fund's custodian, who is not yet named, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Senior Loan Asset Management Inc. Prior to the selection of a custodian, Nuveen Senior Loan Asset Management Inc. will maintain the above-noted documents and records.

     The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004-2413, maintains all the required records in its capacity as transfer and dividend paying agent for the Registrant.

Item 32: Management Services

     Not applicable.

Item 33: Undertakings

     1.  Not applicable.

     2.  Not applicable.

     3.  Not applicable.

     4.  The Registrant undertakes:

     (a) To file during any period in which offers or sales are being made, a post-effective amendment to the registration statement (i) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any fats or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

     (b) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

     (c) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

     5.  Not applicable.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 17th day of August, 1999.

                            NUVEEN FLOATING RATE FUND

                            /s/ Gifford R. Zimmerman
                            -----------------------------------------
                            Gifford R. Zimmerman, Vice President and
                            Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                         Title                            Date
        ---------                         -----                            ----
                            Vice President and Controller            August 17, 1999
/s/ Stephen D. Foy          (Principal Financial and
--------------------------  Accounting Officer)
    Stephen D. Foy

                            Chairman of the Board and
Timothy R. Schwertfeger     Trustee (Principal Executive       By: /s/ Gifford R. Zimmerman
                            Officer)                               ------------------------
                                                                       Gifford R. Zimmerman
                                                                       Attorney-In-Fact
                                                                       August 17, 1999

     An original power of attorney authorizing Alan G. Berkshire and Gifford R. Zimmerman, among others, to execute this Registration Statement, and Amendments to this Registration Statement, the trustee of Registrant on whose behalf this Registration Statement is filed, is executed and filed as an exhibit to this Registration Statement.

                               INDEX TO EXHIBITS

a.   Amended and Restated Declaration of Trust dated July 16, 1999.
b.   By-Laws of Registrant.
c.   None.
d.   None.
e.   Terms and Conditions of the Dividend Investment Plan.*
f.   None.
g. Form of Investment Management Agreement between Registrant and Nuveen Senior Loan Asset Management Inc.
h.1  Form of Underwriting Agreement.*
h.2  Form of Selling Agreement.*
i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*
j.   Form of Custody Agreement between Registrant and _____________.*
k.1 Form of Shareholder Transfer Agency Agreement between Registrant and Chase Manhattan Bank.*
k.2  Form of Distribution and Service Plan.*
k.3  Form of Multiple Class Plan.*
l.1  Opinion and consent of Bell, Boyd & Lloyd.*
l.2  Opinion and consent of Bingham Dana LLP.*
m.   None.
n.   Consent of Ernst & Young LLP.*
o.   None.
p. Form of Subscription Agreement of Nuveen Senior Loan Asset Management Inc. dated ____ __, 1999.*
q.   None.
r.   None.
s.   Power of Attorney of Timothy R. Schwertfeger.
___________________
*  To be filed by amendment.